Date: 05/23/2022 06:18 AM	Toppan Merrill	Project: 22-15945-63 Form Type: NPORT-EX
Client: 22-15945-63_Voya Financial_NPORT-EX		File: tm2215945d63_blrcitnptdbnd.htm Type: NPORT-EX Pg: 1 of 27

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 28.8%
		Basic Materials: 0.7%
45,000		Air Products and Chemicals, Inc., 2.800%, 05/15/2050	$39,678	0.0
484,000	(1)	Anglo American Capital PLC, 4.500%, 03/15/2028	502,749	0.1
200,000	(1)	Corp Nacional del Cobre de Chile, 3.750%, 01/15/2031	200,706	0.1
246,000		DuPont de Nemours, Inc., 4.493%, 11/15/2025	256,137	0.1
4,000		Ecolab, Inc., 2.700%, 12/15/2051	3,436	0.0
37,000		Ecolab, Inc., 2.750%, 08/18/2055	30,686	0.0
49,000	(1)	Georgia-Pacific LLC, 0.625%, 05/15/2024	46,843	0.0
371,000	(1)	Glencore Funding LLC, 2.500%, 09/01/2030	332,529	0.1
11,000	(1)	Glencore Funding LLC, 2.625%, 09/23/2031	9,859	0.0
15,000	(1)	Glencore Funding LLC, 3.375%, 09/23/2051	12,660	0.0
51,000		LYB International Finance III LLC, 4.200%, 05/01/2050	50,537	0.0
200,000	(1)	MEGlobal Canada ULC, 5.875%, 05/18/2030	222,281	0.1
222,000	(1)	Orbia Advance Corp. SAB de CV, 1.875%, 05/11/2026	208,351	0.1
213,000	(1)	Suzano Austria GmbH, 5.750%, 07/14/2026	228,789	0.1
71,000		Westlake Corp., 3.375%, 08/15/2061	58,016	0.0
			2,203,257	0.7

		Communications: 2.9%
33,000		AT&T, Inc., 1.650%, 02/01/2028	30,127	0.0
33,000		AT&T, Inc., 2.250%, 02/01/2032	29,312	0.0
450,000		AT&T, Inc., 2.550%, 12/01/2033	400,698	0.1
249,000		AT&T, Inc., 3.100%, 02/01/2043	215,599	0.1
355,000		AT&T, Inc., 3.300%, 02/01/2052	305,420	0.1
32,000		AT&T, Inc., 3.500%, 06/01/2041	29,546	0.0
99,000		AT&T, Inc., 3.650%, 09/15/2059	87,160	0.0
142,000		AT&T, Inc., 3.800%, 12/01/2057	130,117	0.0
85,000		AT&T, Inc., 3.850%, 06/01/2060	76,386	0.0
348,000		AT&T, Inc., 4.300%, 02/15/2030	368,086	0.1
430,000		AT&T, Inc., 4.350%, 03/01/2029	455,520	0.2
28,000		AT&T, Inc., 4.500%, 05/15/2035	29,725	0.0
120,000		AT&T, Inc., 5.150%, 02/15/2050	137,300	0.1
200,000	(1)	Bharti Airtel Ltd., 3.250%, 06/03/2031	185,058	0.1
221,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.950%, 06/30/2062	179,487	0.1
175,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.400%, 04/01/2033	174,724	0.1
728,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 5.750%, 04/01/2048	776,189	0.3
223,000		Comcast Corp., 2.450%, 08/15/2052	177,777	0.1
402,000		Comcast Corp., 3.400%, 04/01/2030	407,778	0.1
395,000		Comcast Corp., 4.150%, 10/15/2028	415,682	0.1
98,000		Comcast Corp., 4.600%, 10/15/2038	108,635	0.0
98,000	(1)	Cox Communications, Inc., 3.600%, 06/15/2051	87,542	0.0
74,000		eBay, Inc., 1.400%, 05/10/2026	68,993	0.0
31,000		Expedia Group, Inc., 3.250%, 02/15/2030	29,550	0.0
483,000		Motorola Solutions, Inc., 2.750%, 05/24/2031	437,819	0.1
102,000		Paramount Global, 4.375%, 03/15/2043	97,346	0.0
183,000	(1)	Rogers Communications, Inc., 3.800%, 03/15/2032	181,812	0.1
135,000	(1)	Rogers Communications, Inc., 4.550%, 03/15/2052	134,603	0.0
10,000		T-Mobile USA, Inc., 2.050%, 02/15/2028	9,152	0.0
23,000	(1)	T-Mobile USA, Inc., 3.400%, 10/15/2052	19,644	0.0
1,124,000		T-Mobile USA, Inc., 3.750%, 04/15/2027	1,132,452	0.4
7,000		T-Mobile USA, Inc., 3.875%, 04/15/2030	7,037	0.0
1,051,000		Verizon Communications, Inc., 2.100%, 03/22/2028	981,687	0.3
1,059,000	(1)	Verizon Communications, Inc., 2.355%, 03/15/2032	958,289	0.3

Date: 05/23/2022 06:18 AM	Toppan Merrill	Project: 22-15945-63 Form Type: NPORT-EX
Client: 22-15945-63_Voya Financial_NPORT-EX		File: tm2215945d63_blrcitnptdbnd.htm Type: NPORT-EX Pg: 2 of 27

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
193,000		Verizon Communications, Inc., 3.550%, 03/22/2051	$182,137	0.1
111,000		Vodafone Group PLC, 4.250%, 09/17/2050	111,008	0.0
			9,159,397	2.9

		Consumer, Cyclical: 1.4%
70,000		American Honda Finance Corp., 2.900%, 02/16/2024	70,194	0.0
531,000		General Motors Financial Co., Inc., 1.500%, 06/10/2026	485,931	0.2
79,000		General Motors Financial Co., Inc., 2.750%, 06/20/2025	76,816	0.0
2,500,000	(1)	Hyundai Capital America, 2.650%, 02/10/2025	2,424,692	0.8
400,000		Lowe's Cos, Inc., 1.700%, 09/15/2028	362,859	0.1
35,000		Lowe's Cos, Inc., 2.800%, 09/15/2041	30,076	0.0
7,000		Lowe's Cos, Inc., 4.250%, 04/01/2052	7,252	0.0
246,000	(1)	Magallanes, Inc., 3.428%, 03/15/2024	247,432	0.1
38,000		Marriott International, Inc./MD, 2.750%, 10/15/2033	33,610	0.0
30,000		McDonald's Corp., 3.625%, 09/01/2049	28,809	0.0
46,000		McDonald's Corp., 4.200%, 04/01/2050	48,178	0.0
434,000	(1)	Nissan Motor Co. Ltd., 4.810%, 09/17/2030	431,140	0.2
			4,246,989	1.4

		Consumer, Non-cyclical: 2.8%
574,000		AbbVie, Inc., 4.500%, 05/14/2035	617,427	0.2
708,000		Altria Group, Inc., 3.400%, 02/04/2041	583,143	0.2
27,000		Amgen, Inc., 4.200%, 02/22/2052	28,012	0.0
84,000		Amgen, Inc., 4.663%, 06/15/2051	92,838	0.0
154,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	165,584	0.1
885,000		Anheuser-Busch InBev Worldwide, Inc., 4.000%, 04/13/2028	918,666	0.3
183,000		Anheuser-Busch InBev Worldwide, Inc., 4.500%, 06/01/2050	196,145	0.1
82,000		Anthem, Inc., 3.600%, 03/15/2051	78,769	0.0
32,000		Astrazeneca Finance LLC, 2.250%, 05/28/2031	29,839	0.0
201,000		BAT Capital Corp., 4.540%, 08/15/2047	179,905	0.1
387,000		BAT International Finance PLC, 1.668%, 03/25/2026	355,601	0.1
74,000		Biogen, Inc., 3.150%, 05/01/2050	60,808	0.0
31,000		Boston Scientific Corp., 2.650%, 06/01/2030	29,129	0.0
51,000	(1)	Cargill, Inc., 0.400%, 02/02/2024	48,998	0.0
299,000		Cigna Corp., 4.125%, 11/15/2025	308,428	0.1
431,000		CVS Health Corp., 3.875%, 07/20/2025	440,117	0.1
177,000		CVS Health Corp., 4.250%, 04/01/2050	184,281	0.1
200,000	(1)	DP World Crescent Ltd., 3.750%, 01/30/2030	200,153	0.1
150,000	(1)	Embotelladora Andina SA, 3.950%, 01/21/2050	137,697	0.0
33,000		Equifax, Inc., 2.350%, 09/15/2031	29,573	0.0
185,000		Gilead Sciences, Inc., 2.600%, 10/01/2040	156,322	0.1
142,000		Global Payments, Inc., 2.150%, 01/15/2027	133,507	0.0
434,000		Global Payments, Inc., 2.900%, 05/15/2030	401,174	0.1
200,000	(1)	Grupo Bimbo SAB de CV, 4.000%, 09/06/2049	186,966	0.1
250,000	(1)	GSK Consumer Healthcare Capital US LLC, 3.375%, 03/24/2027	250,278	0.1
300,000	(1)	HCA, Inc., 3.625%, 03/15/2032	294,317	0.1
45,000	(1)	HCA, Inc., 4.625%, 03/15/2052	45,488	0.0
986,000		HCA, Inc., 5.250%, 06/15/2026	1,041,701	0.3
92,000		Humana, Inc., 1.350%, 02/03/2027	83,478	0.0
26,000		Merck & Co., Inc., 2.750%, 12/10/2051	22,701	0.0
80,000		Moody's Corp., 3.100%, 11/29/2061	67,107	0.0
20,000		Moody's Corp., 3.750%, 02/25/2052	19,771	0.0
104,000		Philip Morris International, Inc., 1.500%, 05/01/2025	99,240	0.0
187,000		Philip Morris International, Inc., 2.625%, 03/06/2023	187,951	0.1
144,000		RELX Capital, Inc., 3.000%, 05/22/2030	137,767	0.0
20,000	(1)	S&P Global, Inc., 2.450%, 03/01/2027	19,485	0.0
4,000	(1)	S&P Global, Inc., 3.900%, 03/01/2062	4,126	0.0
286,000		Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/2026	286,907	0.1

Date: 05/23/2022 06:18 AM	Toppan Merrill	Project: 22-15945-63 Form Type: NPORT-EX
Client: 22-15945-63_Voya Financial_NPORT-EX		File: tm2215945d63_blrcitnptdbnd.htm Type: NPORT-EX Pg: 3 of 27

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
206,000		Takeda Pharmaceutical Co. Ltd., 2.050%, 03/31/2030	$186,204	0.1
284,000		Thermo Fisher Scientific, Inc., 2.000%, 10/15/2031	255,335	0.1
212,000		UnitedHealth Group, Inc., 2.900%, 05/15/2050	188,809	0.1
			8,753,747	2.8

		Energy: 2.5%
117,000		BP Capital Markets America, Inc., 2.772%, 11/10/2050	98,140	0.0
34,000		BP Capital Markets America, Inc., 3.001%, 03/17/2052	29,446	0.0
54,000	(1)	Cameron LNG LLC, 3.302%, 01/15/2035	51,218	0.0
44,000		Cenovus Energy, Inc./CA, 3.750%, 02/15/2052	39,509	0.0
270,000		Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	269,578	0.1
274,000		Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/2027	292,405	0.1
345,000		Cheniere Corpus Christi Holdings LLC, 7.000%, 06/30/2024	367,260	0.1
60,000		Chevron USA, Inc., 2.343%, 08/12/2050	48,736	0.0
10,000		Devon Energy Corp., 4.500%, 01/15/2030	10,329	0.0
94,000		Devon Energy Corp., 4.750%, 05/15/2042	99,677	0.0
46,000		Devon Energy Corp., 5.000%, 06/15/2045	50,269	0.0
2,000		Devon Energy Corp., 5.875%, 06/15/2028	2,118	0.0
60,000		Devon Energy Corp., 8.250%, 08/01/2023	63,589	0.0
267,000		Diamondback Energy, Inc., 3.125%, 03/24/2031	255,449	0.1
166,000		Diamondback Energy, Inc., 3.250%, 12/01/2026	166,003	0.1
859,000		Diamondback Energy, Inc., 3.500%, 12/01/2029	851,880	0.3
96,000		Diamondback Energy, Inc., 4.250%, 03/15/2052	95,126	0.0
148,000		Diamondback Energy, Inc., 4.400%, 03/24/2051	150,737	0.1
44,000		Energy Transfer L.P., 3.600%, 02/01/2023	44,267	0.0
17,000		Energy Transfer L.P., 3.900%, 05/15/2024	17,115	0.0
105,000		Energy Transfer L.P., 4.000%, 10/01/2027	105,856	0.0
177,000		Energy Transfer L.P., 4.500%, 04/15/2024	181,221	0.1
126,000		Energy Transfer L.P., 5.000%, 05/15/2050	128,000	0.0
772,000		Energy Transfer L.P., 5.500%, 06/01/2027	830,560	0.3
125,000		Energy Transfer L.P., 6.250%, 04/15/2049	143,987	0.0
420,000		Energy Transfer Operating L.P., 4.950%, 06/15/2028	441,076	0.1
175,000		Enterprise Products Operating LLC, 3.300%, 02/15/2053	149,892	0.1
200,000	(1)	KazMunayGas National Co. JSC, 3.500%, 04/14/2033	167,122	0.1
96,000	(1)	NGPL PipeCo LLC, 3.250%, 07/15/2031	89,772	0.0
200,000	(1)	Pertamina Persero PT, 4.150%, 02/25/2060	176,750	0.1
200,000	(1)	Petronas Capital Ltd., 3.500%, 04/21/2030	203,925	0.1
200,000	(1)	Qatar Energy, 3.300%, 07/12/2051	184,151	0.1
797,000		Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	819,941	0.3
196,000		Sabine Pass Liquefaction LLC, 5.875%, 06/30/2026	212,087	0.1
152,000	(1)	Schlumberger Finance Canada Ltd., 2.650%, 11/20/2022	152,719	0.1
438,000	(1)	Texas Eastern Transmission L.P., 3.500%, 01/15/2028	435,679	0.1
110,000		Texas Eastern Transmission L.P., 7.000%, 07/15/2032	136,908	0.0
78,000		Transcontinental Gas Pipe Line Co. LLC, 7.850%, 02/01/2026	89,492	0.0
			7,651,989	2.5

		Financial: 12.0%
72,000	(1)	AIG Global Funding, 0.450%, 12/08/2023	69,136	0.0
49,000		Air Lease Corp., 2.875%, 01/15/2026	47,357	0.0
38,000		Alexandria Real Estate Equities, Inc., 2.950%, 03/15/2034	35,807	0.0
207,000		American Express Co., 2.550%, 03/04/2027	201,523	0.1
26,000		American International Group, Inc., 4.375%, 06/30/2050	28,604	0.0
113,000		American International Group, Inc., 4.500%, 07/16/2044	122,288	0.0
10,000		American Tower Corp., 2.100%, 06/15/2030	8,735	0.0
183,000		American Tower Corp., 2.700%, 04/15/2031	165,807	0.1

Date: 05/23/2022 06:18 AM	Toppan Merrill	Project: 22-15945-63 Form Type: NPORT-EX
Client: 22-15945-63_Voya Financial_NPORT-EX		File: tm2215945d63_blrcitnptdbnd.htm Type: NPORT-EX Pg: 4 of 27

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
593,000		American Tower Corp., 3.800%, 08/15/2029	$590,966	0.2
148,000		Aon Corp., 2.800%, 05/15/2030	141,169	0.0
33,000		Aon Corp. / Aon Global Holdings PLC, 3.900%, 02/28/2052	32,670	0.0
317,000		Ares Capital Corp., 2.150%, 07/15/2026	286,922	0.1
200,000	(1)	Banco Nacional de Panama, 2.500%, 08/11/2030	177,033	0.1
1,000,000	(2)	Banco Santander SA, 0.701%, 06/30/2024	971,215	0.3
484,000	(2)	Bank of America Corp., 0.523%, 06/14/2024	470,647	0.2
1,719,000	(2)	Bank of America Corp., 1.319%, 06/19/2026	1,612,907	0.5
1,314,000	(2)	Bank of America Corp., 1.734%, 07/22/2027	1,221,479	0.4
25,000	(2)	Bank of America Corp., 1.898%, 07/23/2031	21,874	0.0
376,000	(2)	Bank of America Corp., 2.015%, 02/13/2026	362,174	0.1
838,000	(2)	Bank of America Corp., 2.299%, 07/21/2032	746,969	0.2
1,089,000	(2)	Bank of America Corp., 2.551%, 02/04/2028	1,041,594	0.3
193,000	(2)	Bank of America Corp., 2.572%, 10/20/2032	175,675	0.1
66,000	(2)	Bank of America Corp., 2.687%, 04/22/2032	60,795	0.0
302,000	(2)	Bank of America Corp., 2.972%, 02/04/2033	283,296	0.1
57,000	(2)	Bank of America Corp., 3.384%, 04/02/2026	56,947	0.0
199,000	(2)	Bank of America Corp., 3.559%, 04/23/2027	199,749	0.1
55,000	(2)	Bank of America Corp., 3.705%, 04/24/2028	55,422	0.0
290,000	(2)	Bank of America Corp., 3.864%, 07/23/2024	293,365	0.1
368,000		Bank of America Corp., 3.950%, 04/21/2025	375,276	0.1
379,000	(2)	Bank of America Corp., 4.078%, 04/23/2040	390,493	0.1
200,000	(2)	Barclays PLC, 3.811%, 03/10/2042	179,354	0.1
342,000	(2)	Barclays PLC, 4.338%, 05/16/2024	347,443	0.1
34,000		Berkshire Hathaway Finance Corp., 3.850%, 03/15/2052	34,811	0.0
194,000	(1)	Blackstone Private Credit Fund, 3.250%, 03/15/2027	178,101	0.1
147,000	(1)	Blackstone Private Credit Fund, 4.000%, 01/15/2029	136,240	0.0
280,000	(2)	Capital One Financial Corp., 3.273%, 03/01/2030	270,649	0.1
480,000	(2)	Citigroup, Inc., 2.014%, 01/25/2026	462,443	0.2
9,000	(2)	Citigroup, Inc., 2.520%, 11/03/2032	8,092	0.0
689,000	(2)	Citigroup, Inc., 2.561%, 05/01/2032	622,688	0.2
302,000	(2)	Citigroup, Inc., 2.666%, 01/29/2031	280,354	0.1
31,000	(2)	Citigroup, Inc., 2.976%, 11/05/2030	29,460	0.0
46,000	(2)	Citigroup, Inc., 3.057%, 01/25/2033	43,028	0.0
640,000	(2)	Citigroup, Inc., 3.070%, 02/24/2028	624,042	0.2
800,000	(2)	Citigroup, Inc., 3.290%, 03/17/2026	797,865	0.3
29,000	(2)	Citigroup, Inc., 3.980%, 03/20/2030	29,491	0.0
500,000		Credit Suisse AG/New York NY, 1.250%, 08/07/2026	456,635	0.1
53,000		Crown Castle International Corp., 1.350%, 07/15/2025	49,469	0.0
178,000		Crown Castle International Corp., 2.250%, 01/15/2031	157,155	0.1
55,000		Crown Castle International Corp., 2.900%, 03/15/2027	53,261	0.0
27,000		Crown Castle International Corp., 3.150%, 07/15/2023	27,194	0.0
118,000		Crown Castle International Corp., 3.700%, 06/15/2026	118,908	0.0
545,000		Crown Castle International Corp., 3.800%, 02/15/2028	545,458	0.2
200,000	(1),(2)	Danske Bank A/S, 1.171%, 12/08/2023	197,493	0.1
150,000		Deutsche Bank AG/New York NY, 1.686%, 03/19/2026	140,890	0.0
150,000	(2)	Deutsche Bank AG/New York NY, 2.129%, 11/24/2026	139,223	0.0
242,000	(2)	Deutsche Bank AG/New York NY, 2.552%, 01/07/2028	223,646	0.1
435,000		Equinix, Inc., 3.200%, 11/18/2029	416,833	0.1
477,000		GLP Capital L.P. / GLP Financing II, Inc., 3.250%, 01/15/2032	433,576	0.1
30,000		GLP Capital L.P. / GLP Financing II, Inc., 4.000%, 01/15/2031	29,143	0.0
32,000	(2)	Goldman Sachs Group, Inc./The, 2.615%, 04/22/2032	29,150	0.0
425,000	(2)	Goldman Sachs Group, Inc./The, 2.640%, 02/24/2028	406,811	0.1
1,000,000	(2)	Goldman Sachs Group, Inc./The, 2.905%, 07/24/2023	1,001,261	0.3

Date: 05/23/2022 06:18 AM	Toppan Merrill	Project: 22-15945-63 Form Type: NPORT-EX
Client: 22-15945-63_Voya Financial_NPORT-EX		File: tm2215945d63_blrcitnptdbnd.htm Type: NPORT-EX Pg: 5 of 27

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
542,000	(2)	Goldman Sachs Group, Inc./The, 2.908%, 07/21/2042	$468,453	0.2
1,294,000		Goldman Sachs Group, Inc./The, 3.000%, 03/15/2024	1,292,518	0.4
549,000	(2)	Goldman Sachs Group, Inc./The, 3.102%, 02/24/2033	518,064	0.2
1,794,000		Goldman Sachs Group, Inc./The, 3.500%, 04/01/2025	1,808,474	0.6
578,000	(2)	Goldman Sachs Group, Inc./The, 3.615%, 03/15/2028	577,583	0.2
100,000		Goldman Sachs Group, Inc./The, 3.750%, 02/25/2026	101,673	0.0
497,000	(2)	HSBC Holdings PLC, 1.589%, 05/24/2027	454,262	0.1
200,000	(2)	HSBC Holdings PLC, 2.251%, 11/22/2027	186,576	0.1
200,000	(2)	HSBC Holdings PLC, 2.999%, 03/10/2026	196,227	0.1
123,000		Intercontinental Exchange, Inc., 2.100%, 06/15/2030	112,447	0.0
41,000		Invitation Homes Operating Partnership L.P., 2.300%, 11/15/2028	37,178	0.0
149,000		Invitation Homes Operating Partnership L.P., 4.150%, 04/15/2032	152,352	0.1
387,000	(2)	JPMorgan Chase & Co., 1.578%, 04/22/2027	360,831	0.1
40,000	(2)	JPMorgan Chase & Co., 1.953%, 02/04/2032	35,083	0.0
2,623,000	(2)	JPMorgan Chase & Co., 2.005%, 03/13/2026	2,530,488	0.8
107,000	(2)	JPMorgan Chase & Co., 2.580%, 04/22/2032	98,177	0.0
680,000	(2)	JPMorgan Chase & Co., 2.947%, 02/24/2028	664,366	0.2
293,000	(2)	JPMorgan Chase & Co., 2.963%, 01/25/2033	276,530	0.1
31,000	(2)	JPMorgan Chase & Co., 3.220%, 03/01/2025	31,124	0.0
167,000	(2)	JPMorgan Chase & Co., 3.328%, 04/22/2052	155,100	0.1
495,000	(2)	JPMorgan Chase & Co., 3.559%, 04/23/2024	499,879	0.2
241,000		JPMorgan Chase & Co., 3.900%, 07/15/2025	247,533	0.1
25,000	(2)	JPMorgan Chase & Co., 4.493%, 03/24/2031	26,531	0.0
200,000		Lloyds Banking Group PLC, 4.375%, 03/22/2028	204,676	0.1
105,000		Marsh & McLennan Cos, Inc., 2.250%, 11/15/2030	95,978	0.0
225,000	(2)	Mitsubishi UFJ Financial Group, Inc., 1.538%, 07/20/2027	206,829	0.1
30,000		Mitsubishi UFJ Financial Group, Inc., 3.407%, 03/07/2024	30,327	0.0
567,000	(2)	Mizuho Financial Group, Inc., 2.260%, 07/09/2032	501,407	0.2
690,000	(2)	Morgan Stanley, 0.790%, 05/30/2025	656,029	0.2
1,755,000	(2)	Morgan Stanley, 1.512%, 07/20/2027	1,615,722	0.5
24,000	(2)	Morgan Stanley, 1.593%, 05/04/2027	22,329	0.0
112,000	(2)	Morgan Stanley, 1.928%, 04/28/2032	96,941	0.0
148,000	(2)	Morgan Stanley, 2.239%, 07/21/2032	131,343	0.0
196,000	(2)	Morgan Stanley, 2.511%, 10/20/2032	177,135	0.1
504,000	(2)	Morgan Stanley, 2.943%, 01/21/2033	473,220	0.2
37,000	(2)	Morgan Stanley, 3.217%, 04/22/2042	34,166	0.0
72,000	(2)	Morgan Stanley, 3.772%, 01/24/2029	72,626	0.0
167,000		Morgan Stanley, 4.000%, 07/23/2025	171,063	0.1
1,029,000	(2)	Morgan Stanley, 4.431%, 01/23/2030	1,077,046	0.3
188,000		National Retail Properties, Inc., 3.000%, 04/15/2052	151,369	0.1
204,000		Nomura Holdings, Inc., 2.608%, 07/14/2031	183,697	0.1
200,000		Nomura Holdings, Inc., 2.999%, 01/22/2032	184,477	0.1
85,000	(1)	Principal Life Global Funding II, 0.750%, 04/12/2024	81,305	0.0
261,000		Sumitomo Mitsui Financial Group, Inc., 1.902%, 09/17/2028	234,121	0.1
113,000	(1)	SURA Asset Management SA, 4.875%, 04/17/2024	114,894	0.0
70,000		Toronto-Dominion Bank/The, 3.200%, 03/10/2032	68,978	0.0
310,000	(1),(2)	UBS Group AG, 1.494%, 08/10/2027	281,828	0.1
31,000	(2)	Wells Fargo & Co., 2.393%, 06/02/2028	29,349	0.0
187,000	(2)	Wells Fargo & Co., 2.572%, 02/11/2031	173,960	0.1
104,000		Wells Fargo & Co., 3.000%, 10/23/2026	102,664	0.0
187,000	(2)	Wells Fargo & Co., 3.068%, 04/30/2041	168,707	0.1
40,000	(2)	Wells Fargo & Co., 3.526%, 03/24/2028	39,952	0.0
236,000	(2)	Wells Fargo & Co., 3.584%, 05/22/2028	235,916	0.1

Date: 05/23/2022 06:18 AM	Toppan Merrill	Project: 22-15945-63 Form Type: NPORT-EX
Client: 22-15945-63_Voya Financial_NPORT-EX		File: tm2215945d63_blrcitnptdbnd.htm Type: NPORT-EX Pg: 6 of 27

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
52,000		Wells Fargo & Co., 4.150%, 01/24/2029	$53,996	0.0
			37,221,560	12.0

		Industrial: 1.5%
150,000		Agilent Technologies, Inc., 2.300%, 03/12/2031	135,702	0.0
270,000		Amcor Flexibles North America, Inc., 2.690%, 05/25/2031	248,340	0.1
20,000		Burlington Northern Santa Fe LLC, 2.875%, 06/15/2052	17,762	0.0
209,000		Burlington Northern Santa Fe LLC, 3.300%, 09/15/2051	198,630	0.1
184,000		CSX Corp., 2.500%, 05/15/2051	149,260	0.1
45,000		CSX Corp., 3.250%, 06/01/2027	45,371	0.0
260,000		GE Capital Funding LLC, 4.550%, 05/15/2032	279,767	0.1
122,000		General Dynamics Corp., 3.750%, 05/15/2028	125,403	0.0
371,000	(1)	Huntington Ingalls Industries, Inc., 2.043%, 08/16/2028	336,149	0.1
54,000		L3Harris Technologies, Inc., 3.850%, 12/15/2026	55,138	0.0
241,000		Lockheed Martin Corp., 2.800%, 06/15/2050	211,619	0.1
36,000		Norfolk Southern Corp., 3.000%, 03/15/2032	35,128	0.0
163,000		Norfolk Southern Corp., 3.050%, 05/15/2050	145,660	0.0
234,000		Northrop Grumman Corp., 2.930%, 01/15/2025	234,727	0.1
230,000		Northrop Grumman Corp., 5.250%, 05/01/2050	287,772	0.1
59,000		nVent Finance Sarl, 2.750%, 11/15/2031	53,110	0.0
102,000		Packaging Corp. of America, 3.050%, 10/01/2051	87,670	0.0
32,000	(1)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.700%, 06/15/2026	29,738	0.0
62,000		Raytheon Technologies Corp., 2.375%, 03/15/2032	56,987	0.0
34,000		Raytheon Technologies Corp., 2.820%, 09/01/2051	28,713	0.0
242,000		Raytheon Technologies Corp., 3.125%, 07/01/2050	218,243	0.1
833,000		Raytheon Technologies Corp., 4.125%, 11/16/2028	871,943	0.3
18,000		Raytheon Technologies Corp., 4.500%, 06/01/2042	19,920	0.0
26,000		Raytheon Technologies Corp., 4.625%, 11/16/2048	29,495	0.0
55,000		Republic Services, Inc., 2.375%, 03/15/2033	49,473	0.0
143,000		Textron, Inc., 3.900%, 09/17/2029	145,689	0.1
40,000		Union Pacific Corp., 2.800%, 02/14/2032	38,454	0.0
201,000		Union Pacific Corp., 3.200%, 05/20/2041	190,283	0.1
202,000		Union Pacific Corp., 3.250%, 02/05/2050	188,587	0.1
			4,514,733	1.5

		Technology: 2.8%
38,000		Activision Blizzard, Inc., 2.500%, 09/15/2050	31,325	0.0
121,000		Analog Devices, Inc., 3.500%, 12/05/2026	123,883	0.0
186,000		Autodesk, Inc., 2.400%, 12/15/2031	166,161	0.1
528,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.500%, 01/15/2028	519,390	0.2
221,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 01/15/2027	222,823	0.1
348,000	(1)	Broadcom, Inc., 3.419%, 04/15/2033	325,435	0.1
157,000	(1)	Broadcom, Inc., 3.469%, 04/15/2034	145,731	0.1
10,000		Broadcom, Inc., 4.150%, 11/15/2030	10,151	0.0
25,000		Broadcom, Inc., 4.150%, 04/15/2032	24,945	0.0
15,000		Dell International LLC / EMC Corp., 8.350%, 07/15/2046	21,997	0.0
33,000		DXC Technology Co., 2.375%, 09/15/2028	29,879	0.0
265,000		Electronic Arts, Inc., 1.850%, 02/15/2031	233,094	0.1
155,000		Equinix, Inc., 3.900%, 04/15/2032	154,185	0.0
143,000		Fidelity National Information Services, Inc., 3.100%, 03/01/2041	124,080	0.0
485,000		Fiserv, Inc., 3.500%, 07/01/2029	477,966	0.2
142,000		Intel Corp., 3.200%, 08/12/2061	126,294	0.0
169,000		International Business Machines Corp., 4.150%, 05/15/2039	177,915	0.1

Date: 05/23/2022 06:18 AM	Toppan Merrill	Project: 22-15945-63 Form Type: NPORT-EX
Client: 22-15945-63_Voya Financial_NPORT-EX		File: tm2215945d63_blrcitnptdbnd.htm Type: NPORT-EX Pg: 7 of 27

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
76,000		KLA Corp., 3.300%, 03/01/2050	$71,906	0.0
33,000		Lam Research Corp., 2.875%, 06/15/2050	29,333	0.0
341,000		Leidos, Inc., 2.300%, 02/15/2031	296,251	0.1
568,000		NVIDIA Corp., 1.550%, 06/15/2028	522,707	0.2
122,000	(1)	NXP BV / NXP Funding LLC / NXP USA, Inc., 2.500%, 05/11/2031	109,763	0.0
133,000	(1)	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.150%, 05/01/2027	129,260	0.1
617,000	(1)	NXP BV / NXP Funding LLC / NXP USA, Inc., 4.300%, 06/18/2029	637,730	0.2
1,322,000		Oracle Corp., 1.650%, 03/25/2026	1,234,494	0.4
1,000,000		Oracle Corp., 2.500%, 05/15/2022	1,000,630	0.3
31,000		Oracle Corp., 3.600%, 04/01/2040	26,956	0.0
55,000		Oracle Corp., 3.600%, 04/01/2050	45,751	0.0
1,208,000		Oracle Corp., 3.650%, 03/25/2041	1,058,345	0.3
80,000		QUALCOMM, Inc., 3.250%, 05/20/2050	77,492	0.0
36,000		salesforce.com, Inc., 3.050%, 07/15/2061	31,765	0.0
219,000		ServiceNow, Inc., 1.400%, 09/01/2030	186,378	0.1
212,000		VMware, Inc., 1.800%, 08/15/2028	188,459	0.1
114,000		VMware, Inc., 2.200%, 08/15/2031	100,548	0.0
21,000		Western Digital Corp., 2.850%, 02/01/2029	19,228	0.0
			8,682,250	2.8

		Utilities: 2.2%
41,000		AEP Texas, Inc., 3.450%, 05/15/2051	36,475	0.0
467,000		AEP Transmission Co. LLC, 2.750%, 08/15/2051	384,583	0.1
308,000		Alabama Power Co., 3.125%, 07/15/2051	269,126	0.1
32,000		Ameren Illinois Co., 2.900%, 06/15/2051	28,001	0.0
94,000	(1)	American Transmission Systems, Inc., 2.650%, 01/15/2032	86,954	0.0
67,000		Atmos Energy Corp., 2.850%, 02/15/2052	57,113	0.0
35,000		CenterPoint Energy Houston Electric LLC, 3.350%, 04/01/2051	33,485	0.0
42,000		CenterPoint Energy Houston Electric LLC, 3.600%, 03/01/2052	42,180	0.0
79,000		CenterPoint Energy Resources Corp., 1.750%, 10/01/2030	69,354	0.0
77,000		Commonwealth Edison Co., 2.750%, 09/01/2051	65,776	0.0
39,000		Commonwealth Edison Co., 3.850%, 03/15/2052	40,428	0.0
220,000	(1)	Consorcio Transmantaro SA, 4.700%, 04/16/2034	222,427	0.1
199,000		Consumers Energy Co., 2.650%, 08/15/2052	165,788	0.1
42,000		DTE Electric Co., 3.650%, 03/01/2052	42,582	0.0
42,000		DTE Electric Co., 3.950%, 03/01/2049	43,563	0.0
71,000		Duke Energy Carolinas LLC, 3.450%, 04/15/2051	69,176	0.0
34,000		Duke Energy Carolinas LLC, 3.550%, 03/15/2052	33,681	0.0
137,000		Duke Energy Florida LLC, 1.750%, 06/15/2030	122,123	0.0
68,000		Duke Energy Florida LLC, 3.000%, 12/15/2051	60,943	0.0
262,000		Duke Energy Florida LLC, 3.800%, 07/15/2028	267,909	0.1
262,000		Duke Energy Progress LLC, 2.900%, 08/15/2051	230,668	0.1
185,000		Entergy Louisiana LLC, 2.350%, 06/15/2032	168,037	0.1
103,000	(1)	Exelon Corp., 2.750%, 03/15/2027	100,539	0.0
35,000	(1)	Exelon Corp., 4.100%, 03/15/2052	35,654	0.0
32,000		Exelon Corp., 4.700%, 04/15/2050	35,310	0.0
2,089,000		Florida Power & Light Co., 0.429%, (SOFRRATE + 0.250%), 05/10/2023	2,083,989	0.7
265,000		Florida Power & Light Co., 2.875%, 12/04/2051	238,109	0.1
30,000		Florida Power & Light Co., 3.950%, 03/01/2048	32,006	0.0
200,000	(1)	Interchile SA, 4.500%, 06/30/2056	191,622	0.1
241,000		MidAmerican Energy Co., 2.700%, 08/01/2052	206,749	0.1
53,000		Northern States Power Co/MN, 2.600%, 06/01/2051	45,045	0.0
213,000	(1)	NRG Energy, Inc., 4.450%, 06/15/2029	213,419	0.1
150,000		Ohio Power Co., 2.900%, 10/01/2051	124,931	0.1

Date: 05/23/2022 06:18 AM	Toppan Merrill	Project: 22-15945-63 Form Type: NPORT-EX
Client: 22-15945-63_Voya Financial_NPORT-EX		File: tm2215945d63_blrcitnptdbnd.htm Type: NPORT-EX Pg: 8 of 27

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
15,000	(1)	Oncor Electric Delivery Co. LLC, 2.700%, 11/15/2051	$12,870	0.0
47,000		Oncor Electric Delivery Co. LLC, 3.100%, 09/15/2049	43,271	0.0
8,000		Pacific Gas and Electric Co., 2.500%, 02/01/2031	6,912	0.0
56,000		Pacific Gas and Electric Co., 3.250%, 06/01/2031	50,735	0.0
102,000		Pacific Gas and Electric Co., 4.950%, 07/01/2050	96,474	0.0
238,000		PECO Energy Co., 2.850%, 09/15/2051	206,679	0.1
200,000		Saudi Electricity Global Sukuk Co. 5, 2.413%, 09/17/2030	189,524	0.1
200,000		Southern California Edison Co., 1.200%, 02/01/2026	184,237	0.1
31,000		Southwestern Public Service Co., 3.150%, 05/01/2050	27,884	0.0
27,000		Tampa Electric Co., 4.300%, 06/15/2048	28,791	0.0
149,000		Virginia Electric and Power Co., 2.450%, 12/15/2050	119,611	0.0
			6,814,733	2.2

	Total Corporate Bonds/Notes
	(Cost $95,508,777)		89,248,655	28.8

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.7%
975,000	(1),(2)	J.P. Morgan Mortgage Trust 2022-INV3 A3B, 3.000%, 09/25/2052	925,603	0.3
1,110,000	(1),(2)	Mello Mortgage Capital Acceptance 2022-INV2 A3, 3.000%, 04/25/2052	1,053,069	0.4

	Total Collateralized Mortgage Obligations
	(Cost $1,984,484)		1,978,672	0.7

U.S. TREASURY OBLIGATIONS: 47.5%
		Treasury Inflation Indexed Protected Securities: 46.3%
2,106,151		0.125%,04/15/2025	2,202,094	0.7
663,621		0.125%,10/15/2026	697,871	0.2
8,479,740		0.125%,01/15/2030	8,957,399	2.9
8,322,890		0.125%,07/15/2030	8,833,150	2.9
7,857,218		0.125%,01/15/2031	8,322,292	2.7
2,281,532		0.125%,07/15/2031	2,428,650	0.8
2,337,800		0.125%,01/15/2032	5,376,626	1.7
4,416,709		0.125%,02/15/2051	3,770,854	1.2
1,590,687		0.125%,02/15/2052	1,652,391	0.5
29,675		0.250%,01/15/2025	31,128	0.0
6,880,491		0.250%,07/15/2029	7,349,988	2.4
3,291,616		0.250%,02/15/2050	3,461,738	1.1
12,081		0.375%,07/15/2023	12,683	0.0
1,037,365		0.375%,07/15/2025	1,097,395	0.4
6,786,794		0.375%,07/15/2027	5,431,761	1.8
8,824,596		0.500%,01/15/2028	9,444,634	3.0
23,996		0.625%,04/15/2023	25,021	0.0
976,165		0.625%,01/15/2026	1,041,057	0.3
3,729,723		0.625%,02/15/2043	4,166,406	1.3
9,615,543		0.750%,07/15/2028	10,522,007	3.4
4,621,941		0.750%,02/15/2042	5,287,250	1.7
5,444,321		0.750%,02/15/2045	6,257,012	2.0
2,284,688		0.875%,01/15/2029	2,524,070	0.8
3,540,658		0.875%,02/15/2047	4,243,748	1.4
2,913,005		1.000%,02/15/2046	3,549,525	1.2
2,656,456		1.000%,02/15/2048	3,301,731	1.1
2,256,906		1.000%,02/15/2049	2,826,034	0.9
4,988,216		1.375%,02/15/2044	6,401,217	2.1
3,011,493		1.750%,01/15/2028	3,449,493	1.1
2,043,900		2.125%,02/15/2040	2,892,860	0.9
2,869,360		2.125%,02/15/2041	4,059,069	1.3
3,955,175		2.375%,01/15/2027	4,590,191	1.5
2,317,797		2.500%,01/15/2029	2,825,030	0.9
2,011,591		3.375%,04/15/2032	2,839,341	0.9
1,065,560		3.625%,04/15/2028	1,350,329	0.4
1,852,168		3.875%,04/15/2029	2,450,186	0.8
			143,672,231	46.3

		U.S. Treasury Bonds: 1.2%
4,350,000		1.750%,08/15/2041	3,772,945	1.2

	Total U.S. Treasury Obligations
	(Cost $141,170,537)		147,445,176	47.5

U.S. GOVERNMENT AGENCY OBLIGATIONS: 10.5%
		Government National Mortgage Association: 2.0%
1,707,000	(3)	2.000%,04/15/2052	1,624,050	0.5
1,390,000	(3)	2.500%,04/15/2052	1,348,246	0.4
470,000	(3)	2.500%,05/15/2052	454,872	0.2
705,000	(3)	3.000%,04/15/2052	696,821	0.2
550,000	(3)	3.000%,05/15/2052	542,287	0.2
665,679		3.500%,05/20/2047	675,475	0.2
265,000	(3)	3.500%,04/15/2052	266,532	0.1
285,460		4.000%,09/20/2048	293,413	0.1
55,000	(3)	4.000%,04/15/2052	56,100	0.0
100,000	(3)	4.000%,05/15/2052	101,629	0.0
222,487		4.500%,08/20/2048	231,019	0.1
52,000	(3)	4.500%,04/15/2052	53,771	0.0
			6,344,215	2.0

		Uniform Mortgage-Backed Securities: 8.5%
571,000	(3)	1.500%,04/15/2037	541,446	0.2
592,192		1.500%,11/01/2041	537,211	0.2
350,379		1.500%,12/01/2041	317,792	0.1
219,100	(3)	1.500%,04/15/2052	195,572	0.1
1,235,000	(3)	2.000%,04/15/2037	1,199,542	0.4
580,874		2.000%,02/01/2042	543,027	0.2
104,796		2.000%,04/01/2051	97,547	0.0
498,082		2.000%,01/01/2052	464,044	0.2
3,328,700	(3)	2.000%,04/15/2052	3,090,360	1.0
3,068,000	(3)	2.000%,05/15/2052	2,843,193	0.9
714,322		2.500%,10/01/2036	708,334	0.2
131,000	(3)	2.500%,04/15/2037	129,480	0.0
1,218,257		2.500%,11/01/2051	1,169,737	0.4
1,853,104		2.500%,01/01/2052	1,777,000	0.6

Date: 05/23/2022 06:18 AM	Toppan Merrill	Project: 22-15945-63 Form Type: NPORT-EX
Client: 22-15945-63_Voya Financial_NPORT-EX		File: tm2215945d63_blrcitnptdbnd.htm Type: NPORT-EX Pg: 9 of 27

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
			Uniform Mortgage-Backed Securities: (continued)
(153,500)		(3)	2.500%,04/15/2052	$(146,461)	0.0
2,106,000		(3)	2.500%,05/15/2052	2,005,255	0.6
456,599			3.000%,01/01/2036	461,854	0.1
40,000		(3)	3.000%,04/15/2037	40,281	0.0
1,093,947			3.000%,09/01/2051	1,071,631	0.3
30,469			3.000%,01/01/2052	29,850	0.0
8,320			3.000%,01/01/2052	8,148	0.0
(38,800)		(3)	3.000%,04/15/2052	(37,957)	0.0
4,858,000		(3)	3.000%,05/15/2052	4,742,136	1.5
171,969			3.500%,05/01/2036	177,867	0.1
41,000		(3)	3.500%,04/15/2037	41,833	0.0
675,353			3.500%,01/01/2051	677,358	0.2
1,270,913			3.500%,09/01/2051	1,289,376	0.4
30,000		(3)	3.500%,04/15/2052	30,061	0.0
822,543			4.000%,04/01/2050	853,004	0.3
491,000		(3)	4.000%,04/15/2052	501,280	0.2
32,000		(3)	4.000%,05/15/2052	32,554	0.0
635,421			4.500%,03/01/2048	664,670	0.2
276,000		(3)	4.500%,04/15/2052	286,091	0.1
				26,343,116	8.5

		Total U.S. Government Agency Obligations
		(Cost $33,315,788)		32,687,331	10.5

SOVEREIGN BONDS: 2.3%
200,000		(1)	Abu Dhabi Government International Bond, 3.875%, 04/16/2050	209,892	0.1
200,000			Chile Government International Bond, 3.860%, 06/21/2047	194,902	0.1
EUR	1,530,000		European Union, 1.030%, 07/04/2031	1,538,993	0.5
200,000		(1)	Indonesia Government International Bond, 6.750%, 01/15/2044	264,841	0.1
200,000		(1)	Kazakhstan Government International Bond, 4.875%, 10/14/2044	197,876	0.1
EUR	940,000		Mexico Government International Bond, 1.450%, 10/25/2033	879,573	0.3
300,000			Mexico Government International Bond, 4.600%, 02/10/2048	286,610	0.1
NZD	395,000		New Zealand Government Bond, 1.750%, 05/15/2041	211,854	0.1
NZD	1,337,000		New Zealand Government Inflation Linked Bond, 2.000%, 09/20/2025	1,142,515	0.4
NZD	289,000		New Zealand Government Inflation Linked Bond, 2.500%, 09/20/2040	270,643	0.1
400,000			Panama Government International Bond, 4.500%, 04/01/2056	392,432	0.1
EUR	140,000		Peru Government Bond, 1.250%, 03/11/2033	134,107	0.0
103,000			Peruvian Government International Bond, 2.783%, 01/23/2031	97,232	0.0
53,000			Peruvian Government International Bond, 3.300%, 03/11/2041	48,316	0.0
46,000			Peruvian Government International Bond, 4.125%, 08/25/2027	47,884	0.0
200,000			Philippine Government International Bond, 3.700%, 02/02/2042	193,622	0.0
200,000		(1)	Qatar Government International Bond, 5.103%, 04/23/2048	245,116	0.1
EUR	280,000		Romanian Government International Bond, 3.624%, 05/26/2030	303,517	0.1
44,000		(1)	Romanian Government International Bond, 3.625%, 03/27/2032	41,649	0.0
EUR	215,000	(1)	Romanian Government International Bond, 3.750%, 02/07/2034	222,552	0.1
94,000		(1)	Romanian Government International Bond, 4.000%, 02/14/2051	81,967	0.0
67,447			Uruguay Government International Bond, 4.375%, 01/23/2031	73,665	0.0
45,049			Uruguay Government International Bond, 5.100%, 06/18/2050	53,241	0.0

		Total Sovereign Bonds
		(Cost $7,691,220)		7,132,999	2.3

COMMERCIAL MORTGAGE-BACKED SECURITIES: 4.6%
366,000			BANK 2019-BNK23 A3, 2.920%, 12/15/2052	355,218	0.1
300,000			Barclays Commercial Mortgage Trust 2019-C3 B, 4.096%, 05/15/2052	303,593	0.1
280,000			Barclays Commercial Mortgage Trust 2019-C4 B, 3.322%, 08/15/2052	269,571	0.1
1,000,000			BENCHMARK 2018-B3 A5 Mortgage Trust, 4.025%, 04/10/2051	1,033,486	0.3
350,000			Benchmark 2019-B15 A5 Mortgage Trust, 2.928%, 12/15/2072	339,435	0.1
975,964		(1)	BX Commercial Mortgage Trust 2021-XL2 A, 1.086%, (US0001M + 0.689%), 10/15/2038	956,383	0.3
800,000		(1)	BX Trust 2021-ARIA A, 1.296%, (US0001M + 0.899%), 10/15/2036	785,550	0.3
410,000			CD 2017-CD3 A4 Mortgage Trust, 3.631%, 02/10/2050	413,972	0.1
500,000			CD 2017-CD6 Mortgage Trust A5, 3.456%, 11/13/2050	500,423	0.2

Date: 05/23/2022 06:18 AM	Toppan Merrill	Project: 22-15945-63 Form Type: NPORT-EX
Client: 22-15945-63_Voya Financial_NPORT-EX		File: tm2215945d63_blrcitnptdbnd.htm Type: NPORT-EX Pg: 10 of 27

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
800,000	(1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 A, 1.377%, (US0001M + 0.980%), 05/15/2036	$796,187	0.3
730,000	(1)	Credit Suisse Mortgage Capital Certificates 2021-BHAR A, 1.547%, (US0001M + 1.150%), 11/15/2038	728,931	0.2
205,000		CSAIL 2015-C3 A4 Commercial Mortgage Trust, 3.718%, 08/15/2048	206,231	0.1
550,000	(1)	ELP Commercial Mortgage Trust 2021-ELP A, 1.098%, (US0001M + 0.701%), 11/15/2038	539,963	0.2
387,614	(1)	Extended Stay America Trust 2021-ESH A, 1.477%, (US0001M + 1.080%), 07/15/2038	383,514	0.1
498,000		GS Mortgage Securities Trust 2015-GC32 A4, 3.764%, 07/10/2048	504,201	0.2
1,000,000		GS Mortgage Securities Trust 2016-GS2 A4, 3.050%, 05/10/2049	983,670	0.3
1,000,000		GS Mortgage Securities Trust 2017-GS7 A4, 3.430%, 08/10/2050	1,006,313	0.3
600,000	(1)	JP Morgan Chase Commercial Mortgage Securities Corp. 2021-HYAH A, 1.157%, (US0001M + 0.760%), 06/15/2038	587,265	0.2
380,000	(1)	Med Trust 2021-MDLN A, 1.347%, (US0001M + 0.950%), 11/15/2038	373,979	0.1
100,000	(1)	MF1 2021-W10 A, 1.371%, (TSFR1M + 1.070%), 12/15/2034	98,665	0.0
1,100,000		Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 A4, 4.051%, 04/15/2047	1,115,423	0.4
215,000	(1)	MTN Commercial Mortgage Trust 2022-LPFL A, 1.447%, (TSFR1M + 1.397%), 03/15/2039	214,439	0.1
800,000	(1)	SREIT Trust 2021-PALM A, 0.987%, (US0001M + 0.590%), 10/15/2034	776,489	0.2
422,500		Wells Fargo Commercial Mortgage Trust 2015-C26 B, 3.783%, 02/15/2048	412,693	0.1
700,000		Wells Fargo Commercial Mortgage Trust 2017-C39 A5, 3.418%, 09/15/2050	702,155	0.2

	Total Commercial Mortgage-Backed Securities
	(Cost $14,734,258)		14,387,749	4.6

ASSET-BACKED SECURITIES: 1.9%
		Automobile Asset-Backed Securities: 0.1%
430,000	(1)	Credit Acceptance Auto Loan Trust 2021-4 A, 1.260%, 10/15/2030	413,210	0.1

		Other Asset-Backed Securities: 0.1%
122,338	(1)	GoodLeap Sustainable Home Solutions Trust 2022-1GS A, 2.700%, 01/20/2049	116,095	0.1

		Student Loan Asset-Backed Securities: 1.7%
172,873	(1)	College Avenue Student Loans LLC 2021-B A2, 1.760%, 06/25/2052	159,999	0.0
957,033	(1)	Navient Private Education Refi Loan Trust 2021-EA A, 0.970%, 12/16/2069	901,691	0.3
193,672	(1)	Navient Student Loan Trust 2019-BA A2A, 3.390%, 12/15/2059	193,829	0.1
809,337	(1)	Nelnet Student Loan Trust 2021-BA AFL, 1.229%, (US0001M + 0.780%), 04/20/2062	812,869	0.3
990,169	(1)	Nelnet Student Loan Trust 2021-CA AFL, 1.189%, (US0001M + 0.740%), 04/20/2062	978,669	0.3
700,061		SLM Private Credit Student Loan Trust 2005-A A4, 1.136%, (US0003M + 0.310%), 12/15/2038	685,726	0.2
565,946	(1)	SMB Private Education Loan Trust 2021-D A1A, 1.340%, 03/17/2053	537,505	0.2
766,740	(1)	SMB Private Education Loan Trust 2021-E A1A, 1.680%, 02/15/2051	734,628	0.2
365,100	(1)	Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	367,552	0.1
			5,372,468	1.7

	Total Asset-Backed Securities
	(Cost $6,059,718)		5,901,773	1.9

Date: 05/23/2022 06:18 AM	Toppan Merrill	Project: 22-15945-63 Form Type: NPORT-EX
Client: 22-15945-63_Voya Financial_NPORT-EX		File: tm2215945d63_blrcitnptdbnd.htm Type: NPORT-EX Pg: 11 of 27

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

			Value	Percentage of Net Assets
PURCHASED OPTIONS (4): 0.3%
		Total Purchased Options
		(Cost $830,179)	$811,733	0.3

		Total Long-Term Investments
		(Cost $301,294,961)	299,594,088	96.6

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 10.0%
		Commercial Paper: 7.4%
3,300,000		Australia & New Zealand Banking Group Ltd., 1.080%, 07/28/2022	3,288,382	1.1
3,225,000		BP Capital Markets PLC, 0.630%, 04/21/2022	3,223,834	1.0
3,180,000		Caisse Des Depots et Consignations, 0.300%, 04/12/2022	3,179,682	1.0
3,600,000		Commonwealth Bank of Australia, 1.470%, 10/21/2022	3,570,624	1.2
3,165,000		KFW, 0.310%, 04/19/2022	3,164,494	1.0
3,045,000		Nestle Holdings, Inc., 0.450%, 05/09/2022	3,043,529	1.0
3,600,000		Nordea Bank ABP, 1.500%, 10/21/2022	3,570,094	1.1

		Total Commercial Paper
		(Cost $23,096,168)	23,040,639	7.4

		Certificates of Deposit: 1.9%
2,600,000		MUFG Bank Ltd., 0.300%, 10/25/2022	2,583,475	0.8
3,300,000		Toronto-Dominion Bank, 0.340%, 10/28/2022	3,276,326	1.1

		Total Certificates of Deposit
		(Cost $5,900,000)	5,859,801	1.9

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.7%
2,248,682	(5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.230%
		(Cost $2,248,682)	2,248,682	0.7

		Total Short-Term Investments
		(Cost $31,244,850)	31,149,122	10.0

		Total Investments in Securities (Cost $332,539,811)	$330,743,210	106.6
		Liabilities in Excess of Other Assets	(20,389,588)	(6.6)
		Net Assets	$310,353,622	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of March 31, 2022.
(3)	Represents or includes a TBA transaction.
(4)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(5)	Rate shown is the 7-day yield as of March 31, 2022.

Currency Abbreviations:
EUR	EU Euro
NZD	New Zealand Dollar

Reference Rate Abbreviations:
SOFRRATE	1-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Date: 05/23/2022 06:18 AM	Toppan Merrill	Project: 22-15945-63 Form Type: NPORT-EX
Client: 22-15945-63_Voya Financial_NPORT-EX		File: tm2215945d63_blrcitnptdbnd.htm Type: NPORT-EX Pg: 12 of 27

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Purchased Options	$3,375	$808,358	$–	$811,733
Corporate Bonds/Notes	–	89,248,655	–	89,248,655
Collateralized Mortgage Obligations	–	1,978,672	–	1,978,672
U.S. Government Agency Obligations	–	32,871,749	–	32,871,749
Commercial Mortgage-Backed Securities	–	14,387,749	–	14,387,749
Sovereign Bonds	–	7,132,999	–	7,132,999
Asset-Backed Securities	–	5,901,773	–	5,901,773
U.S. Treasury Obligations	–	147,445,176	–	147,445,176
Short-Term Investments	2,248,682	28,900,440	–	31,149,122
Total Investments, at fair value	$2,252,057	$328,675,571	$–	$330,927,628
Other Financial Instruments+
Centrally Cleared Swaps	–	17,184,552	–	17,184,552
Forward Foreign Currency Contracts	–	67,427	–	67,427
Futures	1,713,552	–	–	1,713,552
OTC Swaps	–	1,370,289	–	1,370,289
Written Options	–	–	–	–
Total Assets	$3,965,609	$347,297,839	$–	$351,263,448
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(6,378,335)	$–	$(6,378,335)
Forward Foreign Currency Contracts	–	(81,152)	–	(81,152)
Futures	(1,247,627)	–	–	(1,247,627)
Written Options	(562)	(1,857,561)	–	(1,858,123)
Total Liabilities	$(1,248,189)	$(8,501,466)	$–	$(9,749,655)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2022, the following forward foreign currency contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,635,769	NZD	2,430,000	ANZ Bank	04/05/22	$(48,314)
EUR	102,309	USD	113,639	Bank of America N.A.	04/05/22	(456)
EUR	2,631,000	USD	2,927,451	BNP Paribas	04/05/22	(20,846)
USD	2,929,976	EUR	2,631,000	BNP Paribas	05/04/22	20,918
USD	338,481	EUR	303,951	BNP Paribas	05/04/22	2,407
USD	81,791	GBP	62,132	BNP Paribas	05/04/22	327
NZD	74,085	USD	51,510	BNP Paribas	05/04/22	(281)
NZD	2,420,000	USD	1,687,807	Deutsche Bank AG	04/05/22	(10,655)
USD	1,686,894	NZD	2,420,000	Deutsche Bank AG	05/04/22	10,483
USD	126,444	GBP	95,926	HSBC Bank PLC	04/05/22	432
USD	220,082	EUR	198,000	Morgan Stanley & Co. International PLC	04/05/22	1,036
USD	39,151	EUR	35,000	Morgan Stanley & Co. International PLC	04/05/22	430
USD	2,841,218	EUR	2,546,000	Morgan Stanley & Co. International PLC	04/05/22	24,609
USD	55,452	EUR	49,362	Morgan Stanley & Co. International PLC	04/05/22	845
USD	110,982	EUR	100,000	Standard Chartered Bank	04/05/22	353
AUD	21,000	USD	15,772	The Bank of New York Mellon	04/05/22	(58)
USD	15,778	AUD	21,000	The Bank of New York Mellon	05/04/22	58
EUR	545,000	USD	599,085	UBS AG	06/15/22	5,529
USD	15,173	AUD	21,000	Westpac Banking Corp.	04/05/22	(542)
						$(13,725)

Date: 05/23/2022 06:18 AM	Toppan Merrill	Project: 22-15945-63 Form Type: NPORT-EX
Client: 22-15945-63_Voya Financial_NPORT-EX		File: tm2215945d63_blrcitnptdbnd.htm Type: NPORT-EX Pg: 13 of 27

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

At March 31, 2022, the following futures contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
3-Month Euribor	58	12/18/23	$15,832,181	$(7,310)
3-Month SONIA Index	23	12/20/22	7,409,950	(78,316)
U.S. Treasury 5-Year Note	407	06/30/22	46,677,813	(1,160,557)
			$69,919,944	$(1,246,183)
Short Contracts:
3-Month Euro Euribor	(58)	12/19/22	(15,995,796)	(1,444)
90-Day Eurodollar	(13)	12/16/24	(3,162,087)	40,687
Euro-Bobl 5-Year	(57)	06/08/22	(8,125,472)	174,866
Euro-Bund	(6)	06/08/22	(1,053,111)	61,672
Euro-Buxl® 30-year German Government Bond	(5)	06/08/22	(1,029,924)	35,263
Long Gilt	(5)	06/27/22	(796,267)	33,756
U.S. Treasury 10-Year Note	(118)	06/21/22	(14,499,250)	382,371
U.S. Treasury Long Bond	(83)	06/21/22	(12,455,187)	354,251
U.S. Treasury Ultra 10-Year Note	(31)	06/21/22	(4,199,531)	154,944
U.S. Treasury Ultra Long Bond	(84)	06/21/22	(14,878,500)	475,742
			$(76,195,125)	$1,712,108

At March 31, 2022, the following centrally cleared interest rate swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.085)%	Annual	08/15/26	EUR	2,905,000	$(141,634)	$(141,634)
Pay	6-month EUR-EURIBOR	Semi-Annual	0.644	Annual	10/09/26	EUR	1,420,000	(21,702)	(21,702)
Pay	6-month EUR-EURIBOR	Semi-Annual	0.644	Annual	02/15/31	EUR	1,660,000	(82,591)	(82,591)
Pay	6-month EUR-EURIBOR	Semi-Annual	0.690	Annual	02/15/31	EUR	820,000	(37,336)	(37,249)
Pay	6-month EUR-EURIBOR	Semi-Annual	1.078	Annual	03/18/32	EUR	3,675,000	(42,629)	(52,234)
Pay	1-day Secured Overnight Financing Rate	Annual	(0.001)	Annual	03/23/23	USD	3,450,000	(54,746)	(11,262)
Pay	1-day Secured Overnight Financing Rate	Annual	0.093	Annual	11/18/23	USD	2,610,000	(85,118)	(23,940)
Pay	1-day Secured Overnight Financing Rate	Annual	0.240	Annual	12/08/23	USD	2,500,000	(77,584)	(24,168)
Pay	1-day Secured Overnight Financing Rate	Annual	0.190	Annual	12/14/23	USD	1,032,000	(33,506)	(9,827)
Pay	1-day Secured Overnight Financing Rate	Annual	0.248	Annual	01/12/24	USD	6,630,000	(221,722)	(69,173)
Pay	1-day Secured Overnight Financing Rate	Annual	0.240	Annual	01/21/24	USD	1,770,000	(60,755)	(18,190)
Pay	1-day Secured Overnight Financing Rate	Annual	0.248	Annual	03/04/24	USD	5,110,000	(189,942)	(69,672)
Pay	3-month USD-LIBOR	Quarterly	0.518	Semi-Annual	03/07/24	USD	3,045,000	(111,359)	(111,359)
Pay	3-month USD-LIBOR	Quarterly	0.562	Semi-Annual	03/23/24	USD	3,045,000	(114,436)	(114,436)
Pay	3-month USD-LIBOR	Quarterly	0.568	Semi-Annual	03/25/24	USD	5,960,000	(223,662)	(223,662)
Pay	1-day Secured Overnight Financing Rate	Annual	0.332	Annual	04/20/24	USD	1,490,000	(57,660)	(18,204)
Pay	1-day Secured Overnight Financing Rate	Annual	2.345	Annual	05/03/24	USD	4,370,000	–	–
Pay	1-day Secured Overnight Financing Rate	Annual	2.500	Annual	07/05/24	USD	1,920,000	–	–
Pay	1-day Secured Overnight Financing Rate	Annual	1.704	Annual	09/02/24	USD	795,000	(13,739)	(13,739)
Pay	1-day Secured Overnight Financing Rate	Annual	1.722	Annual	09/02/24	USD	795,000	(13,468)	(13,468)
Pay	1-day Secured Overnight Financing Rate	Annual	1.418	Annual	09/06/24	USD	1,620,000	(37,171)	(37,170)
Pay	1-day Secured Overnight Financing Rate	Annual	1.462	Annual	09/06/24	USD	810,000	(17,892)	(17,892)
Pay	1-day Secured Overnight Financing Rate	Annual	1.520	Annual	09/06/24	USD	1,620,000	(33,970)	(33,970)

Date: 05/23/2022 06:18 AM	Toppan Merrill	Project: 22-15945-63 Form Type: NPORT-EX
Client: 22-15945-63_Voya Financial_NPORT-EX		File: tm2215945d63_blrcitnptdbnd.htm Type: NPORT-EX Pg: 14 of 27

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

			Fixed Rate		Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	1-day Secured Overnight Financing Rate	Annual	1.523%	Annual	09/06/24	USD	1,620,000	$(33,876)	$(33,876)
Pay	1-day Secured Overnight Financing Rate	Annual	1.612	Annual	09/07/24	USD	810,000	(15,593)	(15,593)
Pay	1-day Secured Overnight Financing Rate	Annual	1.713	Annual	09/07/24	USD	800,000	(13,824)	(13,824)
Pay	1-day Secured Overnight Financing Rate	Annual	2.703	Annual	09/30/24	USD	899,000	1,335	1,335
Pay	1-day Secured Overnight Financing Rate	Annual	2.727	Annual	09/30/24	USD	8,091,000	15,863	15,863
Pay	1-day Secured Overnight Financing Rate	Annual	2.635	Annual	10/04/24	USD	3,900,000	–	–
Pay	1-day Secured Overnight Financing Rate	Annual	2.830	Annual	11/29/24	USD	3,970,000	90,820	(63,550)
Pay	1-day Secured Overnight Financing Rate	Annual	1.710	Annual	12/09/24	USD	4,370,000	(81,489)	(81,489)
Pay	1-day Secured Overnight Financing Rate	Annual	0.098	Annual	06/02/25	USD	860,000	(58,504)	(15,232)
Pay	1-day Secured Overnight Financing Rate	Annual	1.331	Annual	01/14/27	USD	315,000	(11,828)	(11,828)
Pay	1-day Secured Overnight Financing Rate	Annual	1.170	Annual	01/20/27	USD	613,000	(27,900)	(12,264)
Pay	1-day Secured Overnight Financing Rate	Annual	1.185	Annual	01/20/27	USD	442,000	(19,801)	(8,847)
Pay	1-day Secured Overnight Financing Rate	Annual	1.730	Annual	03/14/27	USD	160,000	(3,428)	(3,428)
Pay	1-day Secured Overnight Financing Rate	Annual	1.744	Annual	03/14/27	USD	630,000	(13,080)	(13,080)
Pay	1-day Secured Overnight Financing Rate	Annual	1.754	Annual	03/15/27	USD	160,000	(3,253)	(3,253)
Pay	1-day Secured Overnight Financing Rate	Annual	2.053	Annual	03/18/27	USD	630,000	(3,946)	(3,946)
Pay	1-day Secured Overnight Financing Rate	Annual	2.133	Annual	03/25/27	USD	315,000	(873)	(872)
Pay	1-day Secured Overnight Financing Rate	Annual	2.133	Annual	03/25/27	USD	315,000	(865)	(865)
Pay	1-day Secured Overnight Financing Rate	Annual	2.294	Annual	03/31/27	USD	155,000	718	718
Pay	1-day Secured Overnight Financing Rate	Annual	2.296	Annual	03/31/27	USD	155,000	729	729
Pay	1-day Secured Overnight Financing Rate	Annual	2.353	Annual	03/31/27	USD	320,000	2,371	2,371
Pay	1-day Secured Overnight Financing Rate	Annual	1.451	Annual	04/13/27	USD	1,650,000	(59,307)	(59,307)
Pay	3-month USD-LIBOR	Quarterly	1.635	Semi-Annual	05/26/27	USD	1,340,000	(55,365)	(55,365)
Pay	3-month USD-LIBOR	Quarterly	0.652	Semi-Annual	06/20/27	USD	870,000	(76,695)	(76,695)
Pay	3-month USD-LIBOR	Quarterly	0.680	Semi-Annual	06/20/27	USD	870,000	(75,573)	(75,573)
Pay	1-day Secured Overnight Financing Rate	Annual	1.247	Annual	07/05/27	USD	335,000	(16,134)	(16,134)
Pay	3-month USD-LIBOR	Quarterly	1.350	Semi-Annual	07/08/27	USD	940,000	(52,608)	(52,608)
Pay	3-month USD-LIBOR	Quarterly	1.190	Semi-Annual	07/19/27	USD	960,000	(61,066)	(61,066)
Pay	3-month USD-LIBOR	Quarterly	1.483	Semi-Annual	08/01/27	USD	1,020,000	(51,144)	(51,144)
Pay	3-month USD-LIBOR	Quarterly	1.493	Semi-Annual	08/01/27	USD	1,020,000	(50,668)	(50,668)
Pay	1-day Secured Overnight Financing Rate	Annual	1.935	Annual	08/12/27	USD	350,000	(5,726)	(5,726)
Pay	1-day Secured Overnight Financing Rate	Annual	2.031	Annual	09/16/27	USD	670,000	(8,146)	(8,146)
Pay	1-day Secured Overnight Financing Rate	Annual	1.985	Annual	09/19/27	USD	337,000	(4,833)	(4,833)
Pay	1-day Secured Overnight Financing Rate	Annual	1.997	Annual	09/19/27	USD	337,000	(4,651)	(4,651)
Pay	1-day Secured Overnight Financing Rate	Annual	2.008	Annual	09/19/27	USD	338,000	(4,482)	(4,482)
Pay	1-day Secured Overnight Financing Rate	Annual	1.904	Annual	02/14/28	USD	330,000	(5,730)	(5,730)
Pay	3-month USD-LIBOR	Quarterly	0.654	Semi-Annual	07/12/28	USD	900,000	(75,883)	(75,900)

Date: 05/23/2022 06:18 AM	Toppan Merrill	Project: 22-15945-63 Form Type: NPORT-EX
Client: 22-15945-63_Voya Financial_NPORT-EX		File: tm2215945d63_blrcitnptdbnd.htm Type: NPORT-EX Pg: 15 of 27

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

			Fixed Rate		Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	1-day Secured Overnight Financing Rate	Annual	2.069%	Annual	02/15/29	USD	1,090,000	$(8,218)	$(8,217)
Pay	3-month USD-LIBOR	Quarterly	0.819	Semi-Annual	04/14/30	USD	610,000	(71,552)	(71,552)
Pay	3-month USD-LIBOR	Quarterly	1.513	Semi-Annual	08/19/31	USD	60,000	(4,343)	(4,343)
Pay	1-day Secured Overnight Financing Rate	Annual	1.628	Annual	11/15/31	USD	1,130,000	(48,975)	(48,975)
Pay	1-day Secured Overnight Financing Rate	Annual	1.802	Annual	11/15/31	USD	1,130,000	(32,328)	(32,328)
Pay	1-day Secured Overnight Financing Rate	Annual	1.815	Annual	11/15/31	USD	1,960,000	(53,905)	(58,843)
Pay	1-day Secured Overnight Financing Rate	Annual	1.186	Annual	12/07/31	USD	112,000	(8,557)	(8,557)
Pay	1-day Secured Overnight Financing Rate	Annual	1.238	Annual	12/07/31	USD	340,000	(24,367)	(24,367)
Pay	3-month USD-LIBOR	Quarterly	1.600	Semi-Annual	03/02/32	USD	600,000	(40,943)	(40,943)
Pay	1-day Secured Overnight Financing Rate	Annual	1.671	Annual	03/02/32	USD	165,000	(6,077)	(6,077)
Pay	1-day Secured Overnight Financing Rate	Annual	1.684	Annual	03/02/32	USD	165,000	(5,883)	(5,883)
Pay	1-day Secured Overnight Financing Rate	Annual	1.510	Annual	03/03/32	USD	340,000	(17,494)	(17,494)
Pay	1-day Secured Overnight Financing Rate	Annual	1.535	Annual	03/03/32	USD	340,000	(16,725)	(16,725)
Pay	1-day Secured Overnight Financing Rate	Annual	1.569	Annual	03/03/32	USD	340,000	(15,679)	(15,679)
Pay	1-day Secured Overnight Financing Rate	Annual	1.553	Annual	03/08/32	USD	170,000	(8,130)	(8,130)
Pay	1-day Secured Overnight Financing Rate	Annual	1.603	Annual	03/08/32	USD	170,000	(7,361)	(7,361)
Pay	1-day Secured Overnight Financing Rate	Annual	1.613	Annual	03/08/32	USD	170,000	(7,208)	(7,208)
Pay	1-day Secured Overnight Financing Rate	Annual	2.012	Annual	03/22/32	USD	85,000	(602)	(602)
Pay	1-day Secured Overnight Financing Rate	Annual	2.185	Annual	03/28/32	USD	610,000	5,034	5,034
Pay	1-day Secured Overnight Financing Rate	Annual	2.265	Annual	06/24/32	USD	410,000	4,830	4,830
Pay	1-day Secured Overnight Financing Rate	Annual	2.300	Annual	03/28/33	USD	310,000	4,186	4,186
Pay	1-day Secured Overnight Financing Rate	Annual	1.800	Annual	01/15/37	USD	240,000	(4,571)	(4,571)
Pay	1-day Secured Overnight Financing Rate	Annual	1.845	Annual	02/01/37	USD	1,900,000	(29,378)	(29,378)
Pay	1-day Secured Overnight Financing Rate	Annual	1.860	Annual	01/17/39	USD	430,000	(6,854)	(6,854)
Pay	1-day Secured Overnight Financing Rate	Annual	2.054	Annual	08/15/47	USD	500,000	1,526	1,526
Pay	1-day Secured Overnight Financing Rate	Annual	2.132	Annual	08/15/47	USD	490,000	8,980	8,980
Pay	3-month USD-LIBOR	Quarterly	1.828	Semi-Annual	02/10/50	USD	120,000	(11,067)	(11,067)
Pay	3-month USD-LIBOR	Quarterly	1.250	Semi-Annual	09/08/50	USD	92,000	(19,837)	(19,837)
Pay	3-month USD-LIBOR	Quarterly	1.870	Semi-Annual	02/19/51	USD	220,000	(18,240)	(18,240)
Pay	3-month USD-LIBOR	Quarterly	1.905	Semi-Annual	02/22/51	USD	110,000	(8,280)	(8,280)
Pay	1-day Secured Overnight Financing Rate	Annual	1.389	Annual	12/15/51	USD	30,000	(3,748)	(3,747)
Pay	1-day Secured Overnight Financing Rate	Annual	1.620	Annual	01/06/52	USD	70,000	(5,152)	(5,204)
Pay	1-day Secured Overnight Financing Rate	Annual	1.530	Annual	01/15/52	USD	160,000	(1,153)	(1,153)
Pay	3-month USD-LIBOR	Quarterly	1.929	Semi-Annual	12/01/56	USD	25,000	(841)	(841)
Receive	6-month EUR-EURIBOR	Semi-Annual	0.850	Annual	02/12/26	EUR	–	55,038	55,038
Receive	6-month EUR-EURIBOR	Semi-Annual	0.768	Annual	03/18/27	EUR	2,740,000	30,645	33,396
Receive	6-month EUR-EURIBOR	Semi-Annual	0.963	Annual	03/18/52	EUR	820,000	13,486	18,854
Receive	3-month USD-LIBOR	Quarterly	1.771	Semi-Annual	07/12/23	USD	8,275,000	59,118	59,118
Receive	3-month USD-LIBOR	Quarterly	1.059	Semi-Annual	02/24/24	USD	1,640,000	42,439	42,439
Receive	3-month USD-LIBOR	Quarterly	1.069	Semi-Annual	02/25/24	USD	60,000	1,543	1,543
Receive	3-month USD-LIBOR	Quarterly	1.053	Semi-Annual	02/28/24	USD	3,260,000	85,065	85,065

Date: 05/23/2022 06:18 AM	Toppan Merrill	Project: 22-15945-63 Form Type: NPORT-EX
Client: 22-15945-63_Voya Financial_NPORT-EX		File: tm2215945d63_blrcitnptdbnd.htm Type: NPORT-EX Pg: 16 of 27

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

			Fixed Rate		Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	3-month USD-LIBOR	Quarterly	0.563%	Semi-Annual	03/24/24	USD	360,000	$13,538	$13,538
Receive	3-month USD-LIBOR	Quarterly	1.097	Semi-Annual	04/04/24	USD	410,000	11,374	11,374
Receive	3-month USD-LIBOR	Quarterly	1.087	Semi-Annual	04/05/24	USD	850,000	23,791	23,791
Receive	1-day Secured Overnight Financing Rate	Annual	0.986	Annual	04/07/24	USD	1,620,000	40,394	40,394
Receive	1-day Secured Overnight Financing Rate	Annual	0.988	Annual	04/07/24	USD	1,620,000	40,330	40,330
Receive	3-month USD-LIBOR	Quarterly	0.640	Semi-Annual	04/08/24	USD	2,910,000	107,335	107,335
Receive	3-month USD-LIBOR	Quarterly	0.649	Semi-Annual	04/11/24	USD	1,610,000	59,324	59,324
Receive	3-month USD-LIBOR	Quarterly	0.677	Semi-Annual	04/12/24	USD	1,620,000	58,891	58,891
Receive	3-month USD-LIBOR	Quarterly	0.689	Semi-Annual	04/12/24	USD	1,620,000	58,515	58,515
Receive	1-day Secured Overnight Financing Rate	Annual	1.078	Annual	04/13/24	USD	3,200,000	75,346	75,346
Receive	3-month USD-LIBOR	Quarterly	0.728	Semi-Annual	04/14/24	USD	1,010,000	35,897	35,897
Receive	3-month USD-LIBOR	Quarterly	0.789	Semi-Annual	04/14/24	USD	1,620,000	55,648	55,648
Receive	3-month USD-LIBOR	Quarterly	0.797	Semi-Annual	04/14/24	USD	1,620,000	55,372	55,372
Receive	3-month USD-LIBOR	Quarterly	0.761	Semi-Annual	04/19/24	USD	890,000	31,220	31,220
Receive	3-month USD-LIBOR	Quarterly	0.762	Semi-Annual	04/19/24	USD	890,000	31,200	31,200
Receive	3-month USD-LIBOR	Quarterly	0.808	Semi-Annual	04/20/24	USD	820,000	28,142	28,142
Receive	3-month USD-LIBOR	Quarterly	0.815	Semi-Annual	04/20/24	USD	820,000	28,036	28,036
Receive	3-month USD-LIBOR	Quarterly	0.919	Semi-Annual	04/20/24	USD	15,000	482	482
Receive	3-month USD-LIBOR	Quarterly	0.935	Semi-Annual	04/20/24	USD	1,190,000	37,888	37,888
Receive	3-month USD-LIBOR	Quarterly	0.913	Semi-Annual	04/25/24	USD	1,640,000	53,175	53,175
Receive	3-month USD-LIBOR	Quarterly	0.945	Semi-Annual	04/25/24	USD	1,633,000	51,929	51,929
Receive	3-month USD-LIBOR	Quarterly	0.975	Semi-Annual	04/26/24	USD	820,000	25,633	25,633
Receive	3-month USD-LIBOR	Quarterly	0.985	Semi-Annual	04/26/24	USD	820,000	25,476	25,476
Receive	3-month USD-LIBOR	Quarterly	0.993	Semi-Annual	04/26/24	USD	820,000	25,344	25,344
Receive	3-month USD-LIBOR	Quarterly	0.997	Semi-Annual	04/29/24	USD	820,000	25,404	25,404
Receive	3-month USD-LIBOR	Quarterly	1.007	Semi-Annual	05/03/24	USD	2,485,000	77,022	77,023
Receive	3-month USD-LIBOR	Quarterly	1.018	Semi-Annual	05/03/24	USD	2,485,000	76,514	76,514
Receive	3-month USD-LIBOR	Quarterly	1.053	Semi-Annual	05/12/24	USD	1,650,000	50,534	50,534
Receive	3-month USD-LIBOR	Quarterly	1.059	Semi-Annual	05/12/24	USD	820,000	25,021	25,021
Receive	3-month USD-LIBOR	Quarterly	1.075	Semi-Annual	05/12/24	USD	820,000	24,774	24,774
Receive	3-month USD-LIBOR	Quarterly	1.224	Semi-Annual	06/07/24	USD	820,000	23,415	23,415
Receive	3-month USD-LIBOR	Quarterly	1.252	Semi-Annual	06/07/24	USD	820,000	22,969	22,969
Receive	1-day Secured Overnight Financing Rate	Annual	1.012	Annual	06/09/24	USD	810,000	22,617	22,617
Receive	3-month USD-LIBOR	Quarterly	1.277	Semi-Annual	06/17/24	USD	810,000	22,721	22,721
Receive	3-month USD-LIBOR	Quarterly	0.729	Semi-Annual	06/21/24	USD	1,500,000	58,297	58,297
Receive	1-day Secured Overnight Financing Rate	Annual	1.309	Annual	07/18/24	USD	665,000	15,716	15,716
Receive	1-day Secured Overnight Financing Rate	Annual	1.305	Annual	07/28/24	USD	805,000	19,399	19,399
Receive	1-day Secured Overnight Financing Rate	Annual	1.446	Annual	07/28/24	USD	805,000	17,173	17,173
Receive	1-day Secured Overnight Financing Rate	Annual	1.471	Annual	07/29/24	USD	800,000	16,679	16,679
Receive	1-day Secured Overnight Financing Rate	Annual	1.479	Annual	07/29/24	USD	800,000	16,554	16,554
Receive	1-day Secured Overnight Financing Rate	Annual	1.619	Annual	08/08/24	USD	1,600,000	29,256	29,256
Receive	3-month USD-LIBOR	Quarterly	0.744	Semi-Annual	08/12/24	USD	1,800,000	72,873	72,873
Receive	1-day Secured Overnight Financing Rate	Annual	1.757	Annual	08/12/24	USD	1,590,000	24,965	24,965
Receive	1-day Secured Overnight Financing Rate	Annual	1.758	Annual	08/12/24	USD	1,590,000	24,949	24,949
Receive	1-day Secured Overnight Financing Rate	Annual	1.806	Annual	08/12/24	USD	1,580,000	23,314	23,314
Receive	1-day Secured Overnight Financing Rate	Annual	1.937	Annual	08/12/24	USD	1,580,000	19,262	19,262
Receive	1-day Secured Overnight Financing Rate	Annual	1.944	Annual	08/12/24	USD	1,580,000	19,062	19,062
Receive	3-month USD-LIBOR	Quarterly	0.782	Semi-Annual	08/15/24	USD	990,000	39,404	39,404
Receive	1-day Secured Overnight Financing Rate	Annual	1.900	Annual	08/15/24	USD	920,000	11,958	11,958
Receive	1-day Secured Overnight Financing Rate	Annual	1.895	Annual	08/17/24	USD	1,190,000	15,691	15,691

Date: 05/23/2022 06:18 AM	Toppan Merrill	Project: 22-15945-63 Form Type: NPORT-EX
Client: 22-15945-63_Voya Financial_NPORT-EX		File: tm2215945d63_blrcitnptdbnd.htm Type: NPORT-EX Pg: 17 of 27

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

			Fixed Rate		Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	1-day Secured Overnight Financing Rate	Annual	2.428%	Annual	09/07/24	USD	810,000	$2,689	$2,689
Receive	1-day Secured Overnight Financing Rate	Annual	2.445	Annual	09/07/24	USD	810,000	2,421	2,421
Receive	1-day Secured Overnight Financing Rate	Annual	1.887	Annual	09/13/24	USD	820,000	11,474	11,474
Receive	1-day Secured Overnight Financing Rate	Annual	1.894	Annual	09/13/24	USD	1,630,000	22,589	22,589
Receive	1-day Secured Overnight Financing Rate	Annual	1.931	Annual	09/13/24	USD	1,630,000	21,400	21,400
Receive	1-day Secured Overnight Financing Rate	Annual	2.071	Annual	09/16/24	USD	408,000	4,276	4,276
Receive	1-day Secured Overnight Financing Rate	Annual	2.080	Annual	09/16/24	USD	407,000	4,192	4,192
Receive	1-day Secured Overnight Financing Rate	Annual	2.123	Annual	09/16/24	USD	408,000	3,865	3,865
Receive	1-day Secured Overnight Financing Rate	Annual	2.070	Annual	09/19/24	USD	823,000	8,695	8,695
Receive	1-day Secured Overnight Financing Rate	Annual	2.072	Annual	09/19/24	USD	823,000	8,663	8,663
Receive	1-day Secured Overnight Financing Rate	Annual	2.082	Annual	09/19/24	USD	822,000	8,492	8,492
Receive	1-day Secured Overnight Financing Rate	Annual	2.098	Annual	09/19/24	USD	750,000	7,517	7,517
Receive	1-day Secured Overnight Financing Rate	Annual	2.274	Annual	09/20/24	USD	1,610,000	10,660	10,660
Receive	1-day Secured Overnight Financing Rate	Annual	2.285	Annual	09/20/24	USD	800,000	5,134	5,134
Receive	1-day Secured Overnight Financing Rate	Annual	2.303	Annual	09/20/24	USD	1,610,000	9,752	9,752
Receive	1-day Secured Overnight Financing Rate	Annual	2.309	Annual	09/20/24	USD	805,000	4,782	4,782
Receive	1-day Secured Overnight Financing Rate	Annual	2.313	Annual	09/20/24	USD	805,000	4,720	4,720
Receive	1-day Secured Overnight Financing Rate	Annual	2.458	Annual	09/23/24	USD	810,000	2,521	2,521
Receive	1-day Secured Overnight Financing Rate	Annual	2.474	Annual	09/23/24	USD	810,000	2,270	2,270
Receive	1-day Secured Overnight Financing Rate	Annual	2.510	Annual	09/26/24	USD	410,000	893	893
Receive	1-day Secured Overnight Financing Rate	Annual	2.675	Annual	09/27/24	USD	810,000	(815)	(815)
Receive	1-day Secured Overnight Financing Rate	Annual	2.676	Annual	09/27/24	USD	810,000	(830)	(830)
Receive	1-day Secured Overnight Financing Rate	Annual	2.716	Annual	09/30/24	USD	1,030,000	(1,807)	(1,807)
Receive	1-day Secured Overnight Financing Rate	Annual	2.808	Annual	10/03/24	USD	805,000	(2,798)	(2,798)
Receive	1-day Secured Overnight Financing Rate	Annual	2.693	Annual	10/04/24	USD	260,000	(314)	(314)
Receive	1-day Secured Overnight Financing Rate	Annual	1.890	Annual	02/22/25	USD	545,000	8,327	8,327
Receive	1-day Secured Overnight Financing Rate	Annual	1.985	Annual	02/27/25	USD	800,000	10,723	10,723
Receive	1-day Secured Overnight Financing Rate	Annual	2.532	Annual	03/28/25	USD	2,860,000	7,850	7,850
Receive	3-month USD-LIBOR	Quarterly	0.623	Semi-Annual	04/14/25	USD	1,180,000	67,839	67,839
Receive	3-month USD-LIBOR	Quarterly	0.820	Semi-Annual	09/08/25	USD	540,000	31,033	31,033
Receive	3-month USD-LIBOR	Quarterly	1.548	Semi-Annual	02/25/26	USD	830,000	6,635	6,635
Receive	3-month USD-LIBOR	Quarterly	1.710	Semi-Annual	03/06/26	USD	620,000	3,986	3,986
Receive	1-day Secured Overnight Financing Rate	Annual	1.330	Annual	01/14/27	USD	3,750,000	140,993	140,993
Receive	1-day Secured Overnight Financing Rate	Annual	1.493	Annual	03/04/27	USD	310,000	9,984	9,984
Receive	1-day Secured Overnight Financing Rate	Annual	1.499	Annual	03/04/27	USD	230,000	7,342	7,342

Date: 05/23/2022 06:18 AM	Toppan Merrill	Project: 22-15945-63 Form Type: NPORT-EX
Client: 22-15945-63_Voya Financial_NPORT-EX		File: tm2215945d63_blrcitnptdbnd.htm Type: NPORT-EX Pg: 18 of 27

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

			Fixed Rate		Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	1-day Secured Overnight Financing Rate	Annual	1.537%	Annual	03/04/27	USD	310,000	$9,327	$9,327
Receive	1-day Secured Overnight Financing Rate	Annual	1.559	Annual	03/04/27	USD	315,000	9,156	9,156
Receive	1-day Secured Overnight Financing Rate	Annual	1.566	Annual	03/04/27	USD	315,000	9,043	9,043
Receive	1-day Secured Overnight Financing Rate	Annual	1.965	Annual	03/21/27	USD	4,390,000	46,311	46,311
Receive	1-day Secured Overnight Financing Rate	Annual	1.501	Annual	09/06/27	USD	670,000	24,781	24,781
Receive	1-day Secured Overnight Financing Rate	Annual	1.615	Annual	09/07/27	USD	330,000	10,440	10,440
Receive	1-day Secured Overnight Financing Rate	Annual	2.440	Annual	09/30/27	USD	117,000	(812)	(812)
Receive	1-day Secured Overnight Financing Rate	Annual	2.480	Annual	09/30/27	USD	1,053,000	(9,287)	(9,287)
Receive	1-day Secured Overnight Financing Rate	Annual	2.337	Annual	01/04/28	USD	130,000	–	–
Receive	3-month USD-LIBOR	Quarterly	1.271	Semi-Annual	02/15/28	USD	1,350,000	85,721	85,721
Receive	1-day Secured Overnight Financing Rate	Annual	2.307	Annual	03/28/28	USD	1,000,000	(2,066)	(2,066)
Receive	1-day Secured Overnight Financing Rate	Annual	1.780	Annual	02/15/29	USD	2,430,000	61,632	64,792
Receive	3-month USD-LIBOR	Quarterly	0.648	Semi-Annual	06/02/30	USD	20,000	2,621	2,621
Receive	3-month USD-LIBOR	Quarterly	2.788	Semi-Annual	03/10/31	USD	522,000	(17,420)	(17,420)
Receive	3-month USD-LIBOR	Quarterly	2.504	Semi-Annual	03/20/31	USD	3,000	(35)	(35)
Receive	3-month USD-LIBOR	Quarterly	1.429	Semi-Annual	09/21/31	USD	490,000	39,566	39,566
Receive	3-month USD-LIBOR	Quarterly	1.391	Semi-Annual	09/22/31	USD	40,000	3,359	3,359
Receive	3-month USD-LIBOR	Quarterly	1.521	Semi-Annual	09/24/31	USD	990,000	72,303	72,303
Receive	3-month USD-LIBOR	Quarterly	1.775	Semi-Annual	10/18/31	USD	540,000	27,710	27,710
Receive	1-day Secured Overnight Financing Rate	Annual	2.052	Annual	11/15/31	USD	1,120,000	8,253	8,253
Receive	1-day Secured Overnight Financing Rate	Annual	2.088	Annual	11/15/31	USD	1,530,000	6,585	6,585
Receive	1-day Secured Overnight Financing Rate	Annual	2.119	Annual	11/15/31	USD	700,000	1,195	1,195
Receive	1-day Secured Overnight Financing Rate	Annual	1.465	Annual	01/06/32	USD	340,000	17,892	17,892
Receive	1-day Secured Overnight Financing Rate	Annual	1.553	Annual	01/10/32	USD	330,000	14,807	14,807
Receive	1-day Secured Overnight Financing Rate	Annual	1.607	Annual	01/11/32	USD	330,000	13,203	13,203
Receive	1-day Secured Overnight Financing Rate	Annual	1.736	Annual	02/08/32	USD	330,000	9,837	9,837
Receive	1-day Secured Overnight Financing Rate	Annual	1.787	Annual	02/10/32	USD	620,000	15,652	15,652
Receive	3-month USD-LIBOR	Quarterly	1.594	Semi-Annual	02/22/32	USD	550,000	37,778	37,778
Receive	3-month USD-LIBOR	Quarterly	1.621	Semi-Annual	02/22/32	USD	275,000	18,231	18,231
Receive	1-day Secured Overnight Financing Rate	Annual	1.740	Annual	03/04/32	USD	165,000	5,072	5,072
Receive	1-day Secured Overnight Financing Rate	Annual	1.753	Annual	03/04/32	USD	165,000	4,878	4,878
Receive	1-day Secured Overnight Financing Rate	Annual	1.672	Annual	03/10/32	USD	280,000	10,420	10,420
Receive	1-day Secured Overnight Financing Rate	Annual	1.733	Annual	03/11/32	USD	350,000	11,096	11,096
Receive	1-day Secured Overnight Financing Rate	Annual	1.761	Annual	03/11/32	USD	83,000	2,425	2,425
Receive	1-day Secured Overnight Financing Rate	Annual	1.766	Annual	03/11/32	USD	82,000	2,359	2,359
Receive	1-day Secured Overnight Financing Rate	Annual	1.810	Annual	03/14/32	USD	170,000	4,242	4,242
Receive	1-day Secured Overnight Financing Rate	Annual	1.811	Annual	03/14/32	USD	180,000	4,475	4,475
Receive	1-day Secured Overnight Financing Rate	Annual	1.840	Annual	03/14/32	USD	170,000	3,781	3,781

Date: 05/23/2022 06:18 AM	Toppan Merrill	Project: 22-15945-63 Form Type: NPORT-EX
Client: 22-15945-63_Voya Financial_NPORT-EX		File: tm2215945d63_blrcitnptdbnd.htm Type: NPORT-EX Pg: 19 of 27

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

			Fixed Rate		Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	1-day Secured Overnight Financing Rate	Annual	1.814%	Annual	03/15/32	USD	90,000	$2,218	$2,218
Receive	1-day Secured Overnight Financing Rate	Annual	1.899	Annual	03/16/32	USD	90,000	1,526	1,527
Receive	1-day Secured Overnight Financing Rate	Annual	1.925	Annual	03/16/32	USD	170,000	2,481	2,481
Receive	1-day Secured Overnight Financing Rate	Annual	1.974	Annual	03/16/32	USD	340,000	3,462	3,462
Receive	1-day Secured Overnight Financing Rate	Annual	1.913	Annual	03/17/32	USD	170,000	2,678	2,678
Receive	1-day Secured Overnight Financing Rate	Annual	2.093	Annual	03/18/32	USD	170,000	(81)	(81)
Receive	1-day Secured Overnight Financing Rate	Annual	2.093	Annual	03/23/32	USD	170,000	(31)	(31)
Receive	1-day Secured Overnight Financing Rate	Annual	2.097	Annual	03/23/32	USD	170,000	(93)	(93)
Receive	1-day Secured Overnight Financing Rate	Annual	2.154	Annual	03/23/32	USD	170,000	(976)	(976)
Receive	1-day Secured Overnight Financing Rate	Annual	2.184	Annual	03/23/32	USD	170,000	(1,430)	(1,430)
Receive	1-day Secured Overnight Financing Rate	Annual	2.232	Annual	03/24/32	USD	170,000	(2,159)	(2,159)
Receive	1-day Secured Overnight Financing Rate	Annual	2.151	Annual	03/25/32	USD	340,000	(1,827)	(1,768)
Receive	1-day Secured Overnight Financing Rate	Annual	2.203	Annual	03/28/32	USD	60,000	(595)	(595)
Receive	1-day Secured Overnight Financing Rate	Annual	2.291	Annual	03/30/32	USD	90,000	(1,595)	(1,595)
Receive	3-month USD-LIBOR	Quarterly	0.760	Semi-Annual	05/03/32	USD	800,000	116,435	116,435
Receive	3-month USD-LIBOR	Quarterly	0.765	Semi-Annual	05/04/32	USD	820,000	119,022	119,022
Receive	1-day Secured Overnight Financing Rate	Annual	1.960	Annual	08/18/32	USD	300,000	5,066	5,066
Receive	1-day Secured Overnight Financing Rate	Annual	1.718	Annual	02/06/33	USD	350,000	13,554	13,554
Receive	3-month USD-LIBOR	Quarterly	1.645	Semi-Annual	08/22/34	USD	300,000	17,321	17,321
Receive	3-month USD-LIBOR	Quarterly	1.907	Semi-Annual	10/21/34	USD	320,000	11,096	11,096
Receive	3-month USD-LIBOR	Quarterly	1.921	Semi-Annual	10/22/34	USD	300,000	10,041	10,041
Receive	3-month USD-LIBOR	Quarterly	1.982	Semi-Annual	10/23/34	USD	15,000	425	425
Receive	3-month USD-LIBOR	Quarterly	0.973	Semi-Annual	08/17/40	USD	150,000	31,708	31,708
Receive	3-month USD-LIBOR	Quarterly	2.110	Semi-Annual	11/15/44	USD	90,000	969	969
Receive	1-day Secured Overnight Financing Rate	Annual	1.827	Annual	08/15/47	USD	500,000	20,638	20,638
Receive	1-day Secured Overnight Financing Rate	Annual	1.830	Annual	11/15/48	USD	470,000	18,304	20,500
Receive	3-month USD-LIBOR	Quarterly	2.378	Semi-Annual	07/05/49	USD	140,000	(2,869)	(2,869)
Receive	3-month USD-LIBOR	Quarterly	1.709	Semi-Annual	08/16/49	USD	130,000	2,777	2,777
Receive	3-month USD-LIBOR	Quarterly	1.667	Semi-Annual	08/17/49	USD	100,000	2,403	2,403
Receive	3-month USD-LIBOR	Quarterly	1.090	Semi-Annual	06/20/52	USD	160,000	41,143	41,143
Receive	3-month USD-LIBOR	Quarterly	1.136	Semi-Annual	06/20/52	USD	160,000	39,512	39,512
Receive	3-month USD-LIBOR	Quarterly	0.881	Semi-Annual	07/12/53	USD	160,000	46,652	46,647
Receive	1-day Secured Overnight Financing Rate	Annual	1.670	Annual	01/15/55	USD	57,000	2,502	2,502
Receive	1-day Secured Overnight Financing Rate	Annual	1.685	Annual	01/15/57	USD	30,000	867	867
								$638,016	$1,089,115

At March 31, 2022, the following centrally cleared inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.793%	At Termination Date	07/15/51	EUR	130,000	$(52,979)	$(52,979)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.132	At Termination Date	10/15/51	EUR	180,000	(45,175)	(45,175)

Date: 05/23/2022 06:18 AM	Toppan Merrill	Project: 22-15945-63 Form Type: NPORT-EX
Client: 22-15945-63_Voya Financial_NPORT-EX		File: tm2215945d63_blrcitnptdbnd.htm Type: NPORT-EX Pg: 20 of 27

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.205%	At Termination Date	10/15/51	EUR	835,000	$(180,856)	$(180,856)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.221	At Termination Date	10/15/51	EUR	180,000	(37,593)	(37,593)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.277	At Termination Date	10/15/51	EUR	180,000	(32,771)	(32,771)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.320	At Termination Date	10/15/51	EUR	175,000	(28,216)	(28,216)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.206	At Termination Date	11/15/51	EUR	75,000	(16,243)	(16,416)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.096	At Termination Date	12/15/51	EUR	40,000	(10,576)	(10,576)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.125	At Termination Date	12/15/51	EUR	135,000	(33,909)	(33,909)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.574	At Termination Date	10/15/30	GBP	1,415,000	(332,333)	(333,731)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.746	At Termination Date	04/15/31	GBP	400,000	(86,125)	(86,125)
Pay	U.K. RPI All Items Monthly	At Termination Date	4.265	At Termination Date	12/15/31	GBP	600,000	(47,261)	(45,648)
Pay	U.K. RPI All Items Monthly	At Termination Date	4.246	At Termination Date	01/15/32	GBP	775,000	(56,640)	(56,640)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.360	At Termination Date	10/15/39	GBP	2,025,000	(648,635)	(648,635)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.310	At Termination Date	01/15/40	GBP	900,000	(321,240)	(321,240)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.341	At Termination Date	01/15/40	GBP	800,000	(276,346)	(276,346)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.336	At Termination Date	11/15/40	GBP	310,000	(120,774)	(120,794)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.560	At Termination Date	03/15/41	GBP	330,000	(103,436)	(103,436)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.270	At Termination Date	10/15/44	GBP	1,560,000	(635,129)	(635,129)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.220	At Termination Date	01/15/45	GBP	700,000	(314,698)	(314,698)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.239	At Termination Date	01/15/45	GBP	600,000	(264,067)	(264,067)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.755	At Termination Date	10/22/31	USD	290,000	(16,966)	(16,966)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.827	At Termination Date	10/25/31	USD	290,000	(14,766)	(14,766)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.855	At Termination Date	10/26/31	USD	290,000	(13,913)	(13,913)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.890	At Termination Date	10/28/31	USD	290,000	(12,843)	(12,843)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.825	At Termination Date	11/03/31	USD	560,000	(28,587)	(28,587)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.093	At Termination Date	03/23/32	USD	730,000	204	204
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.118	At Termination Date	03/24/32	USD	730,000	2,275	2,275
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.628	At Termination Date	11/15/51	USD	195,000	(10,824)	(10,824)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.676	At Termination Date	11/17/51	USD	195,000	(7,435)	(7,435)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.626	At Termination Date	11/22/51	USD	60,000	(3,354)	(3,354)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.613	At Termination Date	11/24/51	USD	200,000	(12,090)	(12,090)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.416	At Termination Date	01/31/52	USD	215,000	(23,818)	(23,818)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.694	At Termination Date	03/14/52	USD	200,000	(1,493)	(1,493)
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.956	At Termination Date	10/15/31	EUR	180,000	21,403	21,403

Date: 05/23/2022 06:18 AM	Toppan Merrill	Project: 22-15945-63 Form Type: NPORT-EX
Client: 22-15945-63_Voya Financial_NPORT-EX		File: tm2215945d63_blrcitnptdbnd.htm Type: NPORT-EX Pg: 21 of 27

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.044%	At Termination Date	10/15/31	EUR	180,000	$19,485	$19,485
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.091	At Termination Date	10/15/31	EUR	180,000	18,455	18,455
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.134	At Termination Date	10/15/31	EUR	175,000	17,022	17,022
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.004	At Termination Date	11/15/31	EUR	330,000	37,197	37,245
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.127	At Termination Date	11/15/51	EUR	135,000	34,250	34,250
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.170	At Termination Date	11/15/51	EUR	50,000	11,680	11,680
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.184	At Termination Date	11/15/51	EUR	130,000	29,522	29,522
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.194	At Termination Date	11/15/51	EUR	135,000	30,007	30,007
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.094	At Termination Date	01/15/52	EUR	140,000	35,691	35,691
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.419	At Termination Date	03/15/52	EUR	140,000	11,900	11,900
Receive	U.K. RPI All Items Monthly	At Termination Date	4.530	At Termination Date	01/15/27	GBP	775,000	46,686	46,686
Receive	U.K. RPI All Items Monthly	At Termination Date	3.623	At Termination Date	04/15/31	GBP	560,000	131,413	131,413
Receive	U.K. RPI All Items Monthly	At Termination Date	4.574	At Termination Date	03/15/32	GBP	450,000	827	827
Receive	U.K. RPI All Items Monthly	At Termination Date	4.595	At Termination Date	03/15/32	GBP	450,000	(715)	(715)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.420	At Termination Date	10/15/34	GBP	2,025,000	500,160	500,160
Receive	U.K. RPI All Items Monthly	At Termination Date	3.360	At Termination Date	01/15/35	GBP	900,000	250,737	250,737
Receive	U.K. RPI All Items Monthly	At Termination Date	3.390	At Termination Date	01/15/35	GBP	800,000	216,733	216,733
Receive	U.K. RPI All Items Monthly	At Termination Date	3.725	At Termination Date	12/15/41	GBP	300,000	56,175	55,504
Receive	U.K. RPI All Items Monthly	At Termination Date	3.774	At Termination Date	12/15/41	GBP	165,000	27,732	28,449
Receive	U.K. RPI All Items Monthly	At Termination Date	3.855	At Termination Date	12/15/41	GBP	165,000	22,386	22,387
Receive	U.K. RPI All Items Monthly	At Termination Date	3.160	At Termination Date	10/15/49	GBP	1,560,000	774,727	774,727
Receive	U.K. RPI All Items Monthly	At Termination Date	3.111	At Termination Date	01/15/50	GBP	700,000	381,289	381,289
Receive	U.K. RPI All Items Monthly	At Termination Date	3.133	At Termination Date	01/15/50	GBP	600,000	318,620	318,620
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.260	At Termination Date	05/03/23	USD	9,000,000	679,475	679,475
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.957	At Termination Date	02/06/24	USD	12,000,000	1,240,837	1,240,837
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.339	At Termination Date	02/17/24	USD	5,300,000	499,693	499,693
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.991	At Termination Date	03/04/24	USD	3,000,000	315,943	315,943
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.248	At Termination Date	03/21/24	USD	4,900,000	437,176	437,176
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.023	At Termination Date	05/02/24	USD	3,500,000	371,572	371,572
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.829	At Termination Date	07/31/24	USD	600,000	68,660	68,660
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.706	At Termination Date	08/12/24	USD	1,300,000	158,176	158,176
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.351	At Termination Date	09/28/24	USD	4,500,000	385,174	385,174
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	0.945	At Termination Date	03/12/25	USD	1,650,000	269,355	269,355

Date: 05/23/2022 06:18 AM	Toppan Merrill	Project: 22-15945-63 Form Type: NPORT-EX
Client: 22-15945-63_Voya Financial_NPORT-EX		File: tm2215945d63_blrcitnptdbnd.htm Type: NPORT-EX Pg: 22 of 27

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.908%	At Termination Date	05/24/25	USD	4,500,000	$558,913	$558,913
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.658	At Termination Date	06/29/25	USD	3,900,000	313,636	313,636
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.783	At Termination Date	11/04/25	USD	1,300,000	177,460	177,413
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.098	At Termination Date	11/29/25	USD	1,600,000	181,602	181,602
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.534	At Termination Date	04/01/26	USD	16,750,000	1,633,369	1,633,369
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.600	At Termination Date	06/17/26	USD	5,495,000	478,691	478,691
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.853	At Termination Date	06/28/26	USD	450,000	60,751	60,751
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.687	At Termination Date	08/31/26	USD	5,050,000	336,295	336,295
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.136	At Termination Date	11/10/26	USD	1,700,000	66,870	66,870
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.045	At Termination Date	12/02/26	USD	2,165,000	92,966	92,966
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.925	At Termination Date	02/02/27	USD	3,400,000	117,791	117,791
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.000	At Termination Date	02/25/27	USD	5,540,000	154,371	154,371
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.213	At Termination Date	03/02/27	USD	1,350,000	22,678	22,678
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.290	At Termination Date	03/07/27	USD	2,200,000	26,591	26,591
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.285	At Termination Date	05/05/30	USD	4,860,000	1,088,318	1,088,318
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.983	At Termination Date	10/13/30	USD	1,430,000	241,275	241,217
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.468	At Termination Date	04/19/31	USD	535,000	61,958	61,958
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.530	At Termination Date	09/02/31	USD	1,850,000	158,862	158,862
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.813	At Termination Date	11/02/31	USD	2,570,000	134,618	134,618
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.134	At Termination Date	03/15/32	USD	1,470,000	(4,955)	(4,955)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.090	At Termination Date	04/01/32	USD	3,950,000	(5,842)	(5,842)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.570	At Termination Date	10/22/51	USD	290,000	22,292	22,292
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.606	At Termination Date	10/25/51	USD	1,255,000	80,440	80,440
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.624	At Termination Date	10/25/51	USD	290,000	16,725	16,725
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.620	At Termination Date	10/26/51	USD	290,000	17,137	17,137
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.625	At Termination Date	10/28/51	USD	290,000	16,603	16,603
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.540	At Termination Date	11/03/51	USD	165,000	14,383	14,383
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.445	At Termination Date	12/20/51	USD	200,000	22,461	22,461
								$9,717,090	$9,717,102

Date: 05/23/2022 06:18 AM	Toppan Merrill	Project: 22-15945-63 Form Type: NPORT-EX
Client: 22-15945-63_Voya Financial_NPORT-EX		File: tm2215945d63_blrcitnptdbnd.htm Type: NPORT-EX Pg: 23 of 27

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

At March 31, 2022, the following OTC inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	4.167%	At Termination Date	07/15/23	USD	5,500,000	$148,306	$–	$148,306
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.660	At Termination Date	09/22/23	USD	5,500,000	718,970	–	718,970
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.562	At Termination Date	01/15/25	USD	14,500,000	404,514	–	404,514
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.410	At Termination Date	01/15/26	USD	3,600,000	98,499	–	98,499
									$1,370,289	$–	$1,370,289

At March 31, 2022, the following purchased exchange-traded options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Cost	Fair Value
U.S. Treasury 10-Year Note	Put	04/22/22	121.50	USD	6	USD	737,250	$6,525	$2,250
U.S. Treasury 10-Year Note	Call	04/22/22	126.00	USD	12	USD	1,474,500	2,052	1,125
								$8,577	$3,375

At March 31, 2022, the following exchange-traded written options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
U.S. Treasury 10-Year Note	Call	04/22/22	128.00	USD	12	USD	1,474,500	$722	$(562)
								$722	$(562)

At March 31, 2022, the following OTC purchased interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Call on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.828%	1-day Secured Overnight Financing Rate	12/06/38	USD	570,000	$64,456	$59,984
Call on 10-Year Interest Rate Swap(1)	Citibank N.A.	Receive	1.232%	1-day Secured Overnight Financing Rate	02/25/25	USD	550,000	13,488	14,020
Call on 10-Year Interest Rate Swap(1)	Citibank N.A.	Receive	2.564%	1-day Secured Overnight Financing Rate	01/31/39	USD	120,000	11,875	11,308
Call on 10-Year Interest Rate Swap(1)	Citibank N.A.	Receive	2.725%	1-day Secured Overnight Financing Rate	04/27/38	USD	10,000	1,096	1,002

Date: 05/23/2022 06:18 AM	Toppan Merrill	Project: 22-15945-63 Form Type: NPORT-EX
Client: 22-15945-63_Voya Financial_NPORT-EX		File: tm2215945d63_blrcitnptdbnd.htm Type: NPORT-EX Pg: 24 of 27

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Call on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	1.163%	1-day Secured Overnight Financing Rate	06/05/25	USD	255,000	$6,063	$6,468
Call on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	1.550%	3-month USD-LIBOR	07/29/24	USD	750,000	27,225	16,936
Call on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	1.938%	3-month USD-LIBOR	11/15/23	USD	990,000	39,724	25,930
Call on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	1.023%	1-day Secured Overnight Financing Rate	06/04/25	USD	255,000	4,880	5,619
Call on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	1.415%	1-day Secured Overnight Financing Rate	07/22/24	USD	490,000	13,533	12,345
Call on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	1.710%	1-day Secured Overnight Financing Rate	06/24/24	USD	420,000	16,848	14,071
Call on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	1.740%	1-day Secured Overnight Financing Rate	06/28/24	USD	420,000	17,490	14,569
Call on 10-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.620%	1-day Secured Overnight Financing Rate	02/22/39	USD	232,500	23,751	22,408
Call on 10-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	1.420%	1-day Secured Overnight Financing Rate	08/02/24	USD	490,000	14,003	12,567
Call on 5-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	1.590%	1-day Secured Overnight Financing Rate	01/12/23	USD	1,820,000	34,573	13,094
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Pay	1.042%	1-day Overnight Tokyo Average Rate	06/29/22	JPY	692,890,000	–	237
Put on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	2.828%	1-day Secured Overnight Financing Rate	12/06/38	USD	570,000	22,515	23,834
Put on 10-Year Interest Rate Swap(3)	Citibank N.A.	Pay	1.232%	1-day Secured Overnight Financing Rate	02/25/25	USD	550,000	46,102	51,198
Put on 10-Year Interest Rate Swap(3)	Citibank N.A.	Pay	2.564%	1-day Secured Overnight Financing Rate	01/31/39	USD	120,000	5,234	5,613
Put on 10-Year Interest Rate Swap(3)	Citibank N.A.	Pay	2.725%	1-day Secured Overnight Financing Rate	04/27/38	USD	10,000	408	440
Put on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	1.163%	1-day Secured Overnight Financing Rate	06/05/25	USD	255,000	22,396	25,065
Put on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	1.540%	1-day Secured Overnight Financing Rate	08/05/24	USD	1,080,000	60,928	81,270
Put on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	1.938%	3-month USD-LIBOR	11/15/23	USD	990,000	39,724	63,429
Put on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	2.130%	1-day Secured Overnight Financing Rate	02/15/23	USD	1,080,000	30,753	37,839
Put on 10-Year Interest Rate Swap(3)	Goldman Sachs International	Pay	1.023%	1-day Secured Overnight Financing Rate	06/04/25	USD	255,000	24,930	27,294
Put on 10-Year Interest Rate Swap(3)	Goldman Sachs International	Pay	1.415%	1-day Secured Overnight Financing Rate	07/22/24	USD	490,000	30,662	40,302
Put on 10-Year Interest Rate Swap(3)	Goldman Sachs International	Pay	1.710%	1-day Secured Overnight Financing Rate	06/24/24	USD	420,000	20,301	27,742
Put on 10-Year Interest Rate Swap(3)	Goldman Sachs International	Pay	1.740%	1-day Secured Overnight Financing Rate	06/28/24	USD	420,000	19,821	27,122

Date: 05/23/2022 06:18 AM	Toppan Merrill	Project: 22-15945-63 Form Type: NPORT-EX
Client: 22-15945-63_Voya Financial_NPORT-EX		File: tm2215945d63_blrcitnptdbnd.htm Type: NPORT-EX Pg: 25 of 27

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Put on 10-Year Interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	2.620%	1-day Secured Overnight Financing Rate	02/22/39	USD	232,500	$9,873	$10,640
Put on 10-Year Interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Pay	1.420%	1-day Secured Overnight Financing Rate	08/02/24	USD	490,000	30,712	39,693
Put on 10-Year Interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Pay	2.500%	3-month USD-LIBOR	06/13/24	USD	930,000	41,811	39,221
Put on 10-Year Interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Pay	2.500%	3-month USD-LIBOR	06/20/24	USD	930,000	37,600	39,336
Put on 30-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	2.850%	3-month USD-LIBOR	05/09/22	USD	1,170,000	67,935	1,094
Put on 5-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	2.590%	1-day Secured Overnight Financing Rate	01/12/23	USD	1,820,000	18,747	24,251
Put on 5-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	2.750%	1-day Secured Overnight Financing Rate	08/01/22	USD	2,200,000	2,145	12,417
								$821,602	$808,358

At March 31, 2022, the following OTC written interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	1.550%	1-day Secured Overnight Financing Rate	08/08/22	USD	415,000	$5,022	$(2,513)
Call on 10-Year Interest Rate Swap(3)	Citibank N.A.	Pay	1.254%	3-month USD-LIBOR	12/30/22	USD	470,000	15,498	(1,818)
Call on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	1.450%	1-day Secured Overnight Financing Rate	08/03/22	USD	415,000	4,835	(1,863)
Call on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	1.795%	3-month USD-LIBOR	10/13/22	USD	670,000	18,241	(5,048)
Call on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	1.800%	3-month USD-LIBOR	10/07/22	USD	670,000	18,425	(4,933)
Call on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	1.848%	3-month USD-LIBOR	11/15/22	USD	1,380,000	40,779	(13,566)
Call on 10-Year Interest Rate Swap(3)	Goldman Sachs International	Pay	1.233%	3-month USD-LIBOR	12/16/22	USD	427,500	13,979	(1,479)
Call on 10-Year Interest Rate Swap(3)	Goldman Sachs International	Pay	1.245%	3-month USD-LIBOR	12/16/22	USD	427,500	13,979	(1,514)
Call on 10-Year Interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	1.421%	1-day Secured Overnight Financing Rate	12/15/22	USD	1,090,000	30,629	(8,790)
Call on 10-Year Interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	1.450%	1-day Secured Overnight Financing Rate	12/05/22	USD	680,000	20,740	(5,484)
Call on 10-Year Interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Pay	1.433%	1-day Secured Overnight Financing Rate	12/13/22	USD	1,090,000	30,847	(8,907)
Call on 10-Year Interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Pay	1.525%	3-month USD-LIBOR	09/01/22	USD	1,310,000	34,764	(3,970)
Call on 2-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	1.250%	1-day Secured Overnight Financing Rate	01/12/23	USD	5,195,000	20,936	(6,767)
Call on 2-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	1.250%	1-day Secured Overnight Financing Rate	01/10/23	USD	5,195,000	20,390	(5,872)
Call on 2-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	1.360%	1-day Secured Overnight Financing Rate	01/18/23	USD	2,170,000	8,810	(3,015)

Date: 05/23/2022 06:18 AM	Toppan Merrill	Project: 22-15945-63 Form Type: NPORT-EX
Client: 22-15945-63_Voya Financial_NPORT-EX		File: tm2215945d63_blrcitnptdbnd.htm Type: NPORT-EX Pg: 26 of 27

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 2-Year Interest Rate Swap(3)	Goldman Sachs International	Pay	1.740%	1-day Secured Overnight Financing Rate	11/15/22	USD	7,345,000	$40,489	$(13,423)
Call on 2-Year Interest Rate Swap(3)	Goldman Sachs International	Pay	1.780%	1-day Secured Overnight Financing Rate	11/15/22	USD	7,345,000	38,561	(20,451)
Call on 2-Year Interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	0.606%	3-month USD-LIBOR	04/01/22	USD	8,750,000	20,825	–
Call on 2-Year Interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Pay	1.390%	1-day Secured Overnight Financing Rate	02/17/23	USD	2,720,000	9,792	(5,222)
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.050%	1-day Secured Overnight Financing Rate	08/08/22	USD	415,000	5,022	(9,969)
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.750%	3-month USD-LIBOR	05/09/22	USD	2,550,000	73,975	(7,095)
Put on 10-Year Interest Rate Swap(1)	Citibank N.A.	Receive	1.254%	3-month USD-LIBOR	12/30/22	USD	470,000	15,498	(50,753)
Put on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	1.795%	3-month USD-LIBOR	10/13/22	USD	670,000	18,241	(42,991)
Put on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	1.800%	3-month USD-LIBOR	10/07/22	USD	670,000	18,425	(42,551)
Put on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	1.848%	3-month USD-LIBOR	11/15/22	USD	1,380,000	40,779	(85,372)
Put on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	1.950%	1-day Secured Overnight Financing Rate	08/03/22	USD	415,000	4,835	(11,735)
Put on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	1.233%	3-month USD-LIBOR	12/16/22	USD	427,500	13,979	(46,858)
Put on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	1.245%	3-month USD-LIBOR	12/16/22	USD	427,500	13,979	(46,422)
Put on 10-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	1.421%	1-day Secured Overnight Financing Rate	12/15/22	USD	1,090,000	30,629	(81,433)
Put on 10-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	1.450%	1-day Secured Overnight Financing Rate	12/05/22	USD	680,000	20,740	(49,184)
Put on 10-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	1.433%	1-day Secured Overnight Financing Rate	12/13/22	USD	1,090,000	30,847	(80,462)
Put on 10-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	1.525%	3-month USD-LIBOR	09/01/22	USD	1,310,000	34,764	(109,090)
Put on 10-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	2.250%	3-month USD-LIBOR	08/20/24	USD	980,000	29,054	(51,914)
Put on 10-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	3.000%	3-month USD-LIBOR	06/13/24	USD	930,000	25,539	(25,456)
Put on 10-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	3.000%	3-month USD-LIBOR	06/20/24	USD	930,000	22,715	(25,575)
Put on 10-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	3.500%	3-month USD-LIBOR	06/13/24	USD	930,000	15,565	(16,426)
Put on 10-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	3.500%	3-month USD-LIBOR	06/20/24	USD	930,000	13,630	(16,533)
Put on 2-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	1.750%	1-day Secured Overnight Financing Rate	01/12/23	USD	5,195,000	20,936	(96,107)
Put on 2-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	1.750%	1-day Secured Overnight Financing Rate	01/10/23	USD	5,195,000	20,390	(95,656)
Put on 2-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	2.250%	1-day Secured Overnight Financing Rate	02/15/23	USD	4,980,000	34,788	(70,757)
Put on 2-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	0.606%	3-month USD-LIBOR	04/01/22	USD	8,750,000	20,825	(327,042)
Put on 2-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	0.740%	3-month USD-LIBOR	04/06/22	USD	8,750,000	14,000	(305,668)

Date: 05/23/2022 06:18 AM	Toppan Merrill	Project: 22-15945-63 Form Type: NPORT-EX
Client: 22-15945-63_Voya Financial_NPORT-EX		File: tm2215945d63_blrcitnptdbnd.htm Type: NPORT-EX Pg: 27 of 27

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put on 2-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	2.390%	1-day Secured Overnight Financing Rate	02/17/23	USD	4,080,000	$18,986	$(47,877)
								$965,682	$(1,857,561)

(1)	Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.
(2)	Portfolio pays the exercise rate semi-annually and receives the floating rate index semi-annually.
(3)	Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.

Currency Abbreviations
AUD	-	Australian Dollar
EUR	-	EU Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NZD	-	New Zealand Dollar
USD	-	United States Dollar

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $331,768,929.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$29,150,667
Gross Unrealized Depreciation	(19,214,012)
Net Unrealized Appreciation	$9,936,655